                                                       Western Asset Funds, Inc.
                                                              September 30, 2001


                                 Western Asset Intermediate Portfolio

                                         Western Asset Core Portfolio

                                    Western Asset Core Plus Portfolio

                       Western Asset Inflation Indexed Bond Portfolio

                                   Western Asset High Yield Portfolio

                        Western Asset Non-U.S. Fixed Income Portfolio

PORTFOLIO MANAGERS' COMMENTS
Western Asset Management Investment Strategy Group

Market Commentary, September 2001
Just when it seemed that the economy was beginning to pull out of its year-long slump, terrorists attacked the World Trade Center and the Pentagon. The Attack pushed the economy into recession, severely disrupted the travel industry and sent ripple effects throughout the world economy. Investors' appetite for risk collapsed, as evidenced by a flight to quality which took short-term rates to levels not seen for generations, steepening the yield curve in the process. The real yield curve steepened along with the nominal curve as near-term prospects for growth evaporated. Demand for higher-quality debt led agency and swap spreads to tighten, and mortgage-backed option-adjusted spreads also tightened as quality considerations trumped mortgage prepayment risk. Although high quality corporate spreads held steady or narrowed somewhat, lower quality spreads widened, as did emerging market spreads. The dollar held fairly steady, as its safe-haven status offset disappointing growth prospects in the U.S. Non-dollar bond markets rallied, but struggled to keep pace with their U.S. counterparts. Equity markets plunged as the outlook for earnings darkened. With the exception of gold--which benefited from rising political risk--commodity prices continued to fall.

Performance Information
Western Asset Intermediate Portfolio
The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2001, as short and intermediate yields fell. With strategies experiencing mixed results, the Portfolio's total return of 5.09% (net of expenses) lagged somewhat that of its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which recorded a total return of 5.30%. Falling rates had little impact on the Portfolio's relatively neutral duration posture, while the Portfolio's emphasis on longer maturities suffered as the curve steepened substantially. A moderate overweighting to the mortgage and agency sectors was rewarded as spreads narrowed. A modest overweighting to the investment-grade corporate sector was rewarded as spreads were mixed, but an emphasis on longer maturities in the BBB sector suffered from somewhat wider spreads. An aggressive exposure to Treasury Inflation-Protection Securities (TIPS) detracted from returns as real yields declined only modestly and headline inflation moderated.

Western Asset Core Portfolio
The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2001, as short and intermediate yields fell and long-term rates were little changed. With a preponderance of strategies rewarded by market action, the Portfolio's total return of 6.04% (net of expenses) topped that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 5.25%. The Portfolio's long duration posture benefited from declining interest rates, but these gains were somewhat offset by the Portfolio's barbelled exposure to maturities which suffered as the yield curve steepened. A moderate overweighting to the mortgage sector was rewarded as spreads narrowed. A modest corporate overweighting, with an emphasis on higher-quality securities, was rewarded as spreads were mixed and issue selection was rewarded. An aggressive exposure to TIPS detracted from returns as real yields declined only modestly and headline inflation moderated.

Western Asset Core Plus Portfolio
The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2001, as short and intermediate yields fell and long-term rates were little changed. Although not all strategies were rewarded by market action, the Portfolio's total return of 5.46% (net of expenses) still managed to exceed that of its benchmark, Salomon Brothers Broad Market Index, which recorded a total return of 5.25%. The Portfolio's long duration posture benefited from declining interest rates, but these gains were largely offset by the Portfolio's barbelled exposure to maturities which suffered as the yield curve steepened. A moderate overweighting to the mortgage sector was rewarded as spreads narrowed. A modest overweighting to the investment-grade corporate sector was a plus, but this was more than offset by modest exposure to high-yield and emerging market debt, which detracted from performance as spreads widened. An aggressive exposure to TIPS detracted from returns as real yields declined only modestly and headline inflation moderated. Non-dollar exposure also detracted from performance as foreign markets generally lagged their domestic counterparts.

PORTFOLIO MANAGERS' COMMENTS
Western Asset Management Investment Strategy Group (continued)

Western Asset Non-U.S. Fixed Income Portfolio
Non-dollar bonds performed well in the six months ended September 30, 2001 as lower official rates pulled short and intermediate bond yields lower globally. The Portfolio's total return of 6.81% (net of expenses) outperformed that of its benchmark, the Salomon Smith Barney Non-US$ World Government Bond Index (Hedged) which recorded a total return of 2.57% for the six months ended September 30, 2001. The Portfolio's long duration posture benefited from declining interest rates, and yield curve strategies were rewarded as yield curves steepened globally. Investments in dollar-bloc, U.K. and Eurozone government bonds added to returns. Swedish corporate bonds were negatively impacted by rising interest rates at the beginning of the period as inflation data disappointed. Exposure to the Euro was positive as sharply declining growth prospects in the U.S. weakened the U.S. dollar.

Western Asset Inflation Indexed Bond Portfolio
The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2001, as real yields fell and inflation adjustments were positive. With strategies experiencing mixed results, the Portfolio's total return of 3.92% (net of expenses) lagged that of its benchmark, the Lehman Brothers U.S. TIPS Index, which recorded a total return of 4.07%. Although the Portfolio's moderately long duration posture benefited from declining real yields, this was largely offset by the negative impact of a steeper real yield curve, given the Portfolio's emphasis on long maturities.

Average Annual Total Returns
The Average Annual Total Returns for the funds for the various periods ended September 30, 2001 are as follows:

                                          1 Year              3 Years            5 Years           10 Years            Inception/1/
 ---------------------------------------------------------------------------------------------------------------------------------
 Intermediate Portfolio                    13.06%             6.48%              7.82%               --                     7.78%
 Lehman Brothers
  Intermediate                             12.90%             6.47%              7.60%               --                     7.59%
 Gov't/Credit Index/2/
 -----------------------------------------------------------------------------------------------------------------------------------
 Core Portfolio                            15.07%             7.12%              8.61%             8.60%                    9.32%
 Salomon Brothers Broad
  Market Index/2/                          13.06%             6.43%              8.07%             7.81%                    8.55%
 -----------------------------------------------------------------------------------------------------------------------------------
 Core Plus Portfolio                       14.48%             6.89%                --                --                     7.26%
 Salomon Brothers Broad
  Market Index/2/                          13.06%             6.43%                --                --                     7.25%
 -----------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond
  Portfolio                                   --                --                 --                --                     4.49%/3/
 Lehman Brothers Treasury
  Inflation                                   --                --                 --                --                     4.84%/3/
 Notes Index/2/
 -----------------------------------------------------------------------------------------------------------------------------------
 Non-U.S. Fixed Income
  Portfolio                                15.16%             5.06%                --                --                     6.06%
 Salomon Brothers World
  Gov't Bond ex-U.S. Index (Hedged)/2/      9.28%             6.12%                --                --                     7.30%

 -----------------------------------------------------------------------------------------------------------------------------------

 /1/ Institutional Class inception dates are: Intermediate - 7/1/94; Core -
     9/4/90; Core Plus - 7/8/98; Inflation Indexed - 3/1/01; Non-U.S. - 7/15/98.
     Index returns since inception are calculated from the month-end date closest to the fund's inception.
 /2/ All indexes above are unmanaged. The Lehman Brothers Intermediate
     Government/Credit Index measures the performance of intermediate (1-10 year) government and corporate fixed rate issues. The Salomon Brothers Broad Market Index measures the performance of the investment grade universe of bonds issued in the United States, including institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities. The Lehman Brothers Treasury Inflation Notes Index measures the performance of intermediate (1-10 year)U.S. Treasury inflation protection securities. The Salomon Brothers World Government Bond ex-U.S. Index (Hedged) measures the performance of debt issues traded in 14 world government bond markets.
 /3/ Cumulative.

STATEMENT OF NET ASSETS
Western Asset Intermediate Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------
                                              % OF                            MATURITY
                                           NET ASSETS         RATE              DATE              PAR               VALUE
                                           ---------------------------------------------------------------------------------
Long-Term Securities                          81.0%

Corporate Bonds and Notes                     32.2%
Aerospace/Defense                              1.6%
Lockheed Martin Corporation                                  8.500%           12/1/29            $  740         $     863
Raytheon Company                                             6.500%           7/15/05               990             1,026
Raytheon Company                                             6.750%           8/15/07             4,000             4,124
Systems 2001 Asset Trust                                     6.664%           9/15/13             2,411             2,526/B/
                                                                                                                   ------
                                                                                                                    8,539
Auto Parts & Equipment                         0.2%
Visteon Corporation                                          8.250%            8/1/10               920               941/M/
                                                                                                                   ------

Automotive                                     1.0%
DaimlerChrylser NA Holdings Corporation                      7.750%           1/18/11             4,860             5,085/M/
                                                                                                                   ------
Banking and Finance                            8.4%
Bank of America Corporation                                  7.400%           1/15/11             1,620             1,770
Bank One Corporation                                         6.000%            8/1/08             5,160             5,193
Bayerische Landesbank NY                                     5.650%            2/1/09               360               358
Countrywide Home Loans, Inc.                                 3.685%           3/16/05               600               599/C/
Dryden Investor Trust                                        7.157%           7/23/08             3,919             4,079/B/
Ford Motor Credit Company                                    5.750%           2/23/04             2,880             2,939
Ford Motor Credit Company                                    6.875%            2/1/06             2,000             2,062
Ford Motor Credit Company                                    7.375%          10/28/09             4,240             4,347
Ford Motor Credit Company                                    7.375%            2/1/11             1,100             1,128/M/
General Motors Acceptance Corporation                        6.150%            4/5/07               600               593
Household Finance Corporation                                5.875%           9/25/04             1,600             1,658
J.P. Morgan & Co. Incorporated                               8.382%           2/15/12             1,190             1,161/C/
Lehman Brothers Holdings Inc.                                8.250%           6/15/07             2,360             2,636
Lehman Brothers Inc.                                         6.500%           4/15/08             3,120             3,179
Morgan Stanley Dean Witter & Co.                             6.750%           4/15/11             1,465             1,509
National Westminster Bank                                    9.375%          11/15/03               290               321
Qwest Capital Funding, Inc.                                  7.250%           2/15/11             3,525             3,598/M/
Salomon Smith Barney Holdings                                6.250%           5/15/03               300               312
Salomon Smith Barney Holdings                                6.250%           1/15/05             2,150             2,244
Wells Fargo & Company                                        6.375%            8/1/11             1,000             1,022
Wells Fargo Bank NA, San Francisco                           6.450%            2/1/11             3,680             3,812
                                                                                                                   ------
                                                                                                                   44,520
Cable and Media                                1.3%
TCI Communications, Inc.                                     8.000%            8/1/05               700               770
TCI Communications, Inc.                                     7.610%           10/4/05             3,060             3,324
Turner Broadcasting System, Inc.                             8.375%            7/1/13             2,740             3,101
                                                                                                                   ------
                                                                                                                    7,195

Western Asset Intermediate Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              % OF                        MATURITY
                                                           NET ASSETS         RATE          DATE           PAR              VALUE
                                                    -------------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Chemicals                                                     1.0%
Rohm and Haas Company                                                        6.950%        7/15/04     $  4,930           $ 5,218
                                                                                                                          -------
Consumer Products                                             0.6%
The Clorox Company                                                           6.125%         2/1/11        3,250             3,295
                                                                                                                          -------
Energy                                                        3.0%
American Electric Power Company, Inc.                                        6.125%        5/15/06        3,160             3,266
DTE Energy Company                                                           7.050%         6/1/11        3,230             3,420/M/
Enron Corp.                                                                  6.725%       11/17/08        3,850             3,743/G/
TXU Corp.                                                                    6.375%        6/15/06        5,160             5,325/M/
                                                                                                                          -------
                                                                                                                           15,754
Environmental Services                                        0.6%
Waste Management, Inc.                                                       6.375%        12/1/03          600               622
Waste Management, Inc.                                                       7.000%       10/15/06        2,700             2,847
                                                                                                                          -------
                                                                                                                            3,469
Food, Beverage and Tobacco                                    1.2%
R.J. Reynolds Tobacco Holdings, Inc.                                         7.750%        5/15/06        4,020             4,268
Sara Lee Corporation                                                         6.250%        9/15/11        1,840             1,883/M/
                                                                                                                          -------
                                                                                                                            6,151
Gaming                                                        1.0%
MGM Mirage Inc.                                                              8.500%        9/15/10        5,600             5,241
                                                                                                                          -------
Health Care                                                   1.5%
Abbott Laboratories                                                          5.125%         7/1/04        3,000             3,101
Bristol-Myers Squibb Company                                                 4.750%        10/1/06        5,110             5,159
                                                                                                                          -------
                                                                                                                            8,260
Media                                                         1.6%
News America Holdings Incorporated                                           9.250%         2/1/13        1,000             1,176
News America Holdings Incorporated                                           8.500%        2/23/25        6,640             7,179
                                                                                                                          -------
                                                                                                                            8,355
Oil and Gas                                                   1.0%
Phillips Petroleum Company                                                   6.375%        3/30/09        2,000             2,023
Phillips Petroleum Company                                                   8.750%        5/25/10        2,900             3,387
                                                                                                                          -------
                                                                                                                            5,410
Paper and Forest Products                                     0.5%
International Paper Company                                                  8.125%         7/8/05        2,360             2,568
                                                                                                                          -------
Retail                                                        1.0%
Target Corporation                                                           5.500%         4/1/07        4,350             4,383/M/
Wal-Mart Stores, Inc.                                                        7.550%        2/15/30          700               794
                                                                                                                          -------
                                                                                                                            5,177

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                           % OF                         MATURITY
                                                        NET ASSETS           RATE         DATE          PAR          VALUE
                                                   ---------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Telecommunications                                          1.6%
AT&T Corp.                                                                  7.750%       3/1/07     $    950     $   1,047
Southwestern Bell Telephone Company                                         6.250%       7/7/05        1,410         1,501
Sprint Capital Corporation                                                  5.700%      1/15/03          400           411
WorldCom, Inc.                                                              6.400%      8/15/05          900           914
WorldCom, Inc.                                                              7.500%      5/15/11        4,800         4,839
                                                                                                                ----------
                                                                                                                     8,712
Transportation                                              5.1%
CSX Corporation                                                             5.850%      12/1/03        5,000         5,151
Delta Air Lines, Inc.                                                       6.369%      3/18/11        2,500         2,439
Norfolk Southern Corporation                                                7.350%      5/15/07        1,730         1,874
Norfolk Southern Corporation                                                7.050%       5/1/37        4,800         5,022
The Hertz Corporation                                                       4.125%      8/13/04        3,500         3,440/C/
TTX Co.                                                                     7.820%      7/21/03        4,400         4,734/B/
Union Pacific Corporation                                                   6.700%      12/1/06        4,030         4,276
Union Pacific Corporation                                                   7.250%      11/1/08          250           268
                                                                                                                 ---------
                                                                                                                    27,204
Total Corporate Bonds and Notes
 (Identified Cost $164,971)                                                                                        171,094
------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                     8.2%
Fixed-Rate Securities                                       7.6%
Arcadia Automobile Receivable Trust 1999-C                                  6.900%     12/15/03        2,437         2,475
ARG Funding Corporation 1999-1A                                             6.020%      5/20/05        3,760         3,937/B/
Chevy Chase 1997-A                                                          7.650%     12/20/07          376           376
Chevy Chase Home Loan Trust 1996-1                                          7.150%      5/15/15          306           318
Conseco Finance Securitization Corp. 2001-1                                 6.990%       7/1/32        8,600         8,868
Fleetwood Credit Corp. Grantor Trust 1994-B                                 6.750%      3/15/10        1,405         1,440
FMAC Loan Recievables Trust 2000-A                                          6.150%      4/15/07        6,230         6,292/B/
Green Tree Financial Corporation 1994-6                                     8.900%      1/15/20        2,600         2,926
Green Tree Recreational, Equipment and
 Consumer Trust 1998-C                                                      6.700%      2/15/14        7,000         7,437
Guaranteed Export Certificates 1995-B                                       6.130%      6/15/04          706           731
Lehman FHA Title 1 Loan Trust 1996-3                                        7.710%      8/25/17          477           498
Long Beach Asset Holdings Corporation NIM Trust 2000-2                      8.250%      9/21/07        1,046         1,026/B/
Mego Mortgage Home Loan Trust 1996-2                                        7.275%      9/25/16          332           349
Merrill Lynch Mortgage Investors, Inc. 1990-F                               9.650%      9/15/10        1,025         1,046
Pemex Finance Ltd. 1A1                                                      6.300%      5/15/10        1,000         1,001/A,B/
PSC Grantor Trust 1998-1                                                    6.290%       6/8/05          466           473/B/
Team Fleet Financing Corporation 1997-1                                     7.350%      5/15/03        1,200         1,221/B/
                                                                                                                 ---------
                                                                                                                    40,414
Indexed Securities/C/                                       0.4%
Associates Manufactured Housing 1991-1                                      3.718%      7/15/30        1,413         1,413/B/
Lehman Home Equity Loan Trust 1996-3                                        3.718%     12/15/27          347           346
SLM Student Loan Trust 1998-2                                               3.677%      4/25/07          302           302
                                                                                                                  --------
                                                                                                                     2,061

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                            % OF                       MATURITY
                                                         NET ASSETS        RATE          DATE             PAR           VALUE
                                                       ----------------------------------------------------------------------------
Asset-backed Securities (CONTINUED)

Stripped Securities                                         0.2%
Conseco Finance 1999-H                                                    7.000%       12/15/29        $  5,770      $    52/H1/
Oakwood Mortgage Investors Inc. 2001-C                                    6.000%        5/15/08           3,900          853/H1/
                                                                                                                     -------
                                                                                                                         905
Total Asset-backed Securities
 (Identified Cost $42,229)                                                                                            43,380
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                  4.3%
Fixed-Rate Securities                                       4.0%
Asset Securitization Corporation 1996-MD6                                 6.720%       11/12/26           1,173        1,213
Asset Securitization Corporation 1996-D2                                  6.920%        2/14/29           1,095        1,163
CS First Boston Mortgage Securities Corp. 1998-C1                         6.480%        5/17/08           6,200        6,542
DLJ Mortgage Acceptance Corp. 1996-CF2                                    6.860%       11/12/21             849          887/B/
Keystone Owner Trust 1998-P2                                              6.390%        1/25/13               4            4/B/
Merit Securities Corporation 13                                           7.040%       12/28/33             223          225
Merrill Lynch Mortgage Investors, Inc. 1998-C1                            6.310%       11/15/26           1,432        1,485
Merrill Lynch Mortgage Investors, Inc. 1996-C2                            6.690%       11/21/28             512          523
Metropolitan Asset Funding, Inc. 1996-A                                   6.950%        4/20/08           1,115        1,123
Nomura Asset Securities Corporation 1996-MD5                              7.120%        4/13/36             978        1,056
Ocwen Residential MBS Corporation 1998-R1                                 7.000%       10/25/40           2,540        2,578/B/
Structured Asset Mortgage Investments, Inc. 1998-2                        6.750%         5/2/30           4,220        4,273
                                                                                                                     -------
                                                                                                                      21,072
Stripped Securities                                         0.2%
CMC Securities Corporation III 1994-B                                     0.000%        2/25/09             301          266/H2/
FFCA Secured Lending Corporation 1997-1                                   1.066%        7/18/15          14,333          494/B,H1/
Securitized Asset Sales, Inc. 1995-6                                      0.000%       12/25/10             157          136/H2/
                                                                                                                     -------
                                                                                                                         896
Variable-Rate Securities/I/                                 0.1%
Housing Securities Inc.                                                   5.988%       11/25/26             262          262
Resolution Trust Corporation 1995-2                                       7.042%        5/25/29             105          106
Resolution Trust Corporation 1994-1                                       7.679%        9/25/29             318          317
Resolution Trust Corporation 1994-1                                       7.917%        9/25/29              40           40
Securitized Asset Sales, Inc. 1994-4                                      6.857%        8/25/33              30           31
                                                                                                                     -------
                                                                                                                         756
Total Mortgage-backed Securities
  (Identified Cost $21,679)                                                                                           22,724
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                     20.8%
Fixed-Rate Securities                                      14.0%
Fannie Mae                                                                6.625%       11/15/10           4,680        5,131/M/
Fannie Mae                                                                6.250%         2/1/11           3,300        3,475
Fannie Mae                                                                6.000%        5/15/11              20           21
Federal Home Loan Bank                                                    6.250%        8/13/04             250          268
Federal Home Loan Bank                                                    5.800%        3/30/09             600          622
Freddie Mac                                                               7.000%        3/15/10             200          224

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                             % OF                        MATURITY
                                                          NET ASSETS         RATE          DATE            PAR          VALUE
                                                      -----------------------------------------------------------------------------
U.S. Government and Agency Obligations (CONTINUED)

Fixed-Rate Securities (continued)
Freddie Mac                                                                 6.875%        9/15/10       $  7,600     $  8,485/M/
Freddie Mac                                                                 5.875%        3/21/11          6,397        6,562
Freddie Mac                                                                 6.000%        6/15/11          5,590        5,886/M/
Freddie Mac                                                                 5.500%        9/15/11          7,440        7,545/M/
Overseas Private Investment Corporation                                     7.740%        8/15/07          3,000        3,591
Tennessee Valley Authority                                                  5.375%       11/13/08          6,320        6,467
United States Treasury Bonds                                                5.250%       11/15/28          2,770        2,674/M/
United States Treasury Bonds                                                6.250%        5/15/30            130          145/M/
United States Treasury Notes                                               11.125%        8/15/03            120          138
United States Treasury Notes                                                5.750%       11/15/05         18,890       20,318/M/
United States Treasury Notes                                                6.875%        5/15/06          2,550        2,871/M/
                                                                                                                     --------
                                                                                                                       74,423
Indexed Securities                                           6.2%
United States Treasury Inflation-Indexed Security                           3.375%        1/15/07          5,030        5,178/F/
United States Treasury Inflation-Indexed Security                           3.625%        1/15/08          3,340        3,468/F/
United States Treasury Inflation-Indexed Security                           3.625%        4/15/28         12,719       13,061/F/
United States Treasury Inflation-Indexed Security                           3.875%        4/15/29         10,538       11,315/F,M/
                                                                                                                     --------
                                                                                                                       33,022
Stripped Securities                                          0.6%
United States Treasury Bonds                                                0.000%       11/15/27         15,060        3,412/H2/
                                                                                                                     --------

Total U.S. Government and Agency Obligations
  (Identified Cost $106,256)                                                                                          110,857
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency
  Mortgage-backed Securities                                 5.6%
Fixed-Rate Securities                                        5.6%
Fannie Mae                                                                  7.000%   4/1/08 to 9/1/31     16,649       17,140
Fannie Mae                                                                  7.250%        1/15/10            200          228/M/
Fannie Mae                                                                  6.000%   7/1/13 to 6/1/28      1,225        1,228
Fannie Mae                                                                  6.500%   6/1/14 to 8/1/29      5,077        5,180
Fannie Mae                                                                  8.000%         9/1/15            865          906
Fannie Mae                                                                  5.500%        10/1/16          2,100        2,104/E/
Fannie Mae                                                                  9.500%         4/1/21            318          347
Freddie Mac                                                                 6.500%   3/15/05 to 11/1/15      845          865
Freddie Mac                                                                 8.500%         7/1/06             26           27
Freddie Mac                                                                 7.760%         5/1/12            141          151
Freddie Mac                                                                 7.500%         4/1/17            146          154
Freddie Mac                                                                 9.300%        4/15/19            387          414
Government National Mortgage Association                                    9.500%        9/15/05            123          130
Government National Mortgage Association                                    9.000%        6/15/06            133          140
Government National Mortgage Association                                    7.000%  2/15/28 to 12/15/28      740          769
                                                                                                                     --------
                                                                                                                       29,783

Western Asset Intermediate Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                             % OF                           MATURITY
                                                          NET ASSETS           RATE           DATE        PAR          VALUE
                                                    -------------------------------------------------------------------------------
U.S. Government Agency
 Mortgage-backed Securities (CONTINUED)

Stripped Securities                                           N.M.
Fannie Mae                                                                    0.000%        5/25/22     $    83    $     74 /H2/
Freddie Mac                                                                  10.000%         3/1/21          76          15/H1/
                                                                                                                   --------
                                                                                                                         89
Variable-Rate Securities/I/                                   N.M.
Fannie Mae                                                                    6.617%         3/1/18         104         105
Freddie Mac                                                                   7.046%         1/1/19          51          51
                                                                                                                   --------
                                                                                                                        156
Total U.S. Government Agency Mortgage-backed Securities
 (Identified Cost $29,263)                                                                                           30,028
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                               9.2%
Banking and Finance                                           3.2%
Korea Development Bank                                                        7.125%        4/22/04       1,000       1,050
Nordbanken AB                                                                 4.305%       10/29/49       3,000       2,913/C/
Pemex Finance Ltd.                                                            8.020%        5/15/07       1,570       1,690
Pemex Finance Ltd.                                                            9.030%        2/15/11       1,310       1,415
Petrozuata Finance, Inc.                                                      8.220%         4/1/17       1,590       1,276/B/
PSA Corporation Limited                                                       7.125%         8/1/05       5,220       5,646/B/
Royal Bank of Scotland Group plc                                              8.817%        3/31/49       2,830       3,131
                                                                                                                   --------
                                                                                                                     17,121
Electric                                                      0.9%
Korea Electric Power Corporation                                              7.750%         4/1/13         190         201
Korea Electric Power Corporation                                              7.000%         2/1/27       4,400       4,775
                                                                                                                   --------
                                                                                                                      4,976
Foreign Governments                                           2.6%
Argentine Republic                                                            0.000%       10/15/03       1,650       1,209/D/
Argentine Republic                                                            0.000%       10/15/04       1,110         616/D/
Quebec Province                                                               6.125%        1/22/11       4,000       4,147/M/
Republic of Poland                                                            6.000%       10/27/14       3,479       3,438/G/
United Mexican States                                                         8.375%        1/14/11         500         495
United Mexican States                                                        11.500%        5/15/26       3,390       4,000
                                                                                                                   --------
                                                                                                                     13,905
Oil and Gas                                                   0.9%
Petroleos Mexicanos                                                           6.500%         2/1/05       2,160       2,146/B/
YPF Sociedad Anonima                                                          7.000%       10/26/02       1,405       1,395
YPF Sociedad Anonima                                                          7.500%       10/26/02       1,025       1,020
                                                                                                                   --------
                                                                                                                      4,561

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)

(Amounts inThousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                         %OF                             MATURITY          PAR/
                                                     NET ASSETS             RATE           DATE           SHARES         VALUE
                                                  ----------------------------------------------------------------------------------
Yankee Bonds (CONTINUED)

Telecommunications                                       1.6%
British Telecommunications plc                                              8.375%       12/15/10      $  3,530      $   3,902
France Telecom SA                                                           7.750%         3/1/11         4,120          4,426/B/
                                                                                                                     ---------
                                                                                                                         8,328
Total Yankee Bonds
 (Identified Cost $46,690)                                                                                              48,891
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                         0.7%
Home Ownership Funding Corporation                                         13.331%                            1 shs        455/B,G/
Home Ownership Funding Corporation II                                      13.338%                            2          1,366/B,G/
Lehman Brothers Custody Receipts                                           11.980%                         0.25          2,052/B/
                                                                                                                     ---------
Total Preferred Stocks
 (Identified Cost $3,994)                                                                                                3,873
                                                                                                                     ---------
Total Long-Term Securities
 (Identified Cost $415,082)                                                                                            430,847
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                   16.4%
Corporate Bonds and Notes                                1.6%
Associates Corporation of North America                                     8.270%        11/8/01      $    350            352
Heller Financial, Inc.                                                      6.500%        11/1/01         2,900          2,907
Household Finance Corporation                                               8.010%       10/22/01           500            502
Household Finance Corporation                                               8.375%       11/15/01           950            955
Lehman Brothers Inc.                                                        7.125%        7/15/02           300            308
Morgan Stanley Group Inc.                                                   8.875%       10/15/01           225            225
Norfolk Southern Corporation                                                6.950%         5/1/02           300            305
Republic New York Corporation                                               7.875%       12/12/01           195            197
The Times Mirror Company                                                    6.650%       10/15/01           650            649
Transamerica Finance Corporation                                            6.375%       11/15/01           705            708
United States Leasing Capital Corporation                                   8.750%        12/1/01         1,500          1,511
                                                                                                                     ---------
                                                                                                                         8,619
Asset-backed Securities                                  N.M.
Delta Funding Home Equity Loan Trust 1999-1                                 6.000%        3/15/02         1,587             56/H1/
Delta Funding Home Equity Loan Trust 1999-2                                 6.000%        6/15/02         2,925            103/H1/
                                                                                                                     ---------
                                                                                                                           159
U.S. Government and Agency Obligations                   1.1%
Fannie Mae                                                                   0.00%        2/21/02           900            888/D,J/
Freddie Mac                                                                  0.00%        2/22/02           700            693/D,J/
United States Treasury Notes                                                6.250%        1/31/02         4,020          4,070
                                                                                                                     ---------
                                                                                                                         5,651

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

________________________________________________________________________________

                                                    % of                          MATURITY
                                                 NET ASSETS           RATE          DATE          PAR            VALUE
                                            --------------------------------------------------------------------------------
Yankee Bonds/A/                                      0.3%

Argentine Republic                                                    0.000%      10/15/01     $  1,770       $  1,767/D/
                                                                                                              --------
Options Purchased/K/                                 N.M.
OTC Commercial Mortgage-backed Securities ERISA
  Eligible Index Call, November 2001,
  Strike Price $10.00                                                                                 6/L/         105
                                                                                                              --------
Repurchase Agreements                               13.4%
Merrill Lynch Government Securities, Inc.
  3.40%, dated 9/28/01, to be repurchased at $71,320 on
  10/1/01 (Collateral: $25,195 Resolution Funding Corp.
  Principal-only Security, 0% due 1/15/19, value $8,976;
  $56,985 Freddie Mac Notes, 7% due 7/15/05, value $64,561)                                      71,300         71,300
                                                                                                              --------
Total Short-Term Securities
  (Identified Cost $87,540)                                                                                     87,601
----------------------------------------------------------------------------------------------------------------------------
Total Investments                                   97.4%
  (Identified Cost $502,622)                                                                                   518,448
Other Assets Less Liabilities                        2.6%                                                       13,779
                                                                                                              --------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 48,946 Institutional Class shares outstanding        $511,307
Under/(over) distributed net investment income                                                     (371)
Accumulated net realized gain/(loss) on investments, options, futures and swaps                   5,036
Unrealized appreciation/(depreciation) of investments, option, futures and swaps                 16,255
                                                                                               --------
Net Assets                                         100.0%                                                     $532,227
                                                                                                              ========
Net Asset Value Per Share                                                                                     $  10.87
                                                                                                              ========

Western Asset Intermediate Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

________________________________________________________________________________

                                                                                ACTUAL           APPRECIATION/
                                                            EXPIRATION         CONTRACTS        (DEPRECIATION)
                                                            --------------------------------------------------
Futures Contracts Purchased/K/
U.S. Treasury Note Futures                                 December 2001           101               $ 105
U.S. Treasury Note Futures                                 December 2001            20                  (9)
                                                                                                     -----
                                                                                                     $  96

Futures Contracts Written/K/
U.S. Treasury Note Futures                                 December 2001           126               $   3
                                                                                                     -----
Written Options/K/
Fannie Mae Call, Strike Price $98.828125                    October 2001        15,100               $(129)
OTC Commercial Mortgage-backed Securities
  ERISA Eligible Index Put, Strike Price $100              November 2001           550                  55
U.S. Treasury Note Futures Call, Strike Price $107         December 2001           208                (336)
U.S. Treasury Note Futures Call, Strike Price $109         December 2001            26                  (9)
Eurodollar Future Call, Strike Price $96.75                    June 2002           132                (121)
Eurodollar Future Call, Strike Price $97                       June 2002            88                 (30)
Eurodollar Future Put, Strike Price $96                        June 2002           132                  44
                                                                                                     -----
                                                                                                     $(526)

________________________________________________________________________________
/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.0% of net assets.
/C/ Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Consumer Price Index (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of September 30, 2001.
/D/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ The coupon rates shown on variable-rate securities are the rates at September 30, 2001. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying loans.
/J/  Collateral to cover futures contract.
/K/ Options and futures are described in more detail in the Notes to Financial Statements.
/L/  Represents actual number of contracts.
/M/ All or a portion of these securities is on loan. See Note 5 to the Financial Statements.
N.M. Not meaningful.

See Notes to Financial Statements

STATEMENT OF NET ASSETS
Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------
                                                 % OF                       MATURITY
                                              NET ASSETS        RATE          DATE          PAR             VALUE
                                            -----------------------------------------------------------------------
Long-Term Securities                             109.0%

Corporate Bonds and Notes                         19.5%
Aerospace/Defense                                  1.1%
Lockheed Martin Corporation                                    8.500%        12/1/29      $ 1,490          $ 1,738
Raytheon Company                                               7.375%        7/15/25        3,540            3,325
Systems 2001 Asset Trust                                       6.664%        9/15/13        4,242            4,444/B/
                                                                                                           -------
                                                                                                             9,507
Automotive                                         0.3%
Ford Motor Company                                             7.450%        7/16/31        2,250            2,125
Ford Motor Company                                             7.400%        11/1/46          730              675
                                                                                                           -------
                                                                                                             2,800
Banking and Finance                                6.6%
Abbey National Capital Trust I                                 8.963%       12/29/49        1,350            1,508/G,M/
Boeing Capital Corporation                                     7.375%        9/27/10        3,240            3,446
Credit Suisse First Boston USA                                 5.875%         8/1/06        1,650            1,698
Dresdner Funding Trust I                                       8.151%        6/30/31        4,055            4,313/B/
Dryden Investor Trust                                          7.157%        7/23/08       14,892           15,499/B/
Ford Motor Credit Company                                      5.750%        2/23/04        1,735            1,771
Ford Motor Credit Company                                      7.375%       10/28/09        4,200            4,306
Ford Motor Credit Company                                      7.875%        6/15/10           20               21
Ford Motor Credit Company                                      7.375%         2/1/11        1,090            1,118
General Motors Acceptance Corporation                          4.259%        1/17/03        3,000            2,977/C/
General Motors Acceptance Corporation                          7.250%         3/2/11        2,220            2,261
General Motors Acceptance Corporation                          0.000%        6/15/15       14,900            5,453/D/
J.P. Morgan & Co. Incorporated                                 6.655%        2/15/12        2,000            1,951/C/
Lehman Brothers Holdings Inc.                                  4.220%         7/6/04        5,000            4,999/C/
Texaco Capital Inc.                                            5.500%        1/15/09        1,000              989/M/
Texaco Capital Inc.                                            8.000%         8/1/32        2,000            2,396
US Bank NA                                                     6.375%         8/1/11          450              464
Verizon Global Funding Corp.                                   7.250%        12/1/10        1,720            1,847
Wells Fargo Bank NA, San Francisco                             6.450%         2/1/11          690              715
                                                                                                           -------
                                                                                                            57,732
Cable                                              0.4%
Continental Cablevision, Inc.                                  9.000%         9/1/08        2,200            2,534
TCI Communications, Inc.                                       6.375%         5/1/03        1,430            1,482
                                                                                                           -------
                                                                                                             4,016
Consumer Products                                  0.4%
Ralston Purina Company                                         9.300%         5/1/21        1,000            1,270
                                                                                                           -------
Unilever Capital Corporation                                   7.125%        11/1/10        1,730            1,899/M/
                                                                                                             3,169
Electric                                           0.3%
Northern States Power Company                                  6.875%         8/1/09          250              259
                                                                                                           -------
System Energy Resources, Inc.                                  7.430%        1/15/11        2,587            2,713

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)
________________________________________________________________________________

                                                        % OF                               MATURITY
                                                     NET ASSETS           RATE               DATE             PAR          VALUE
                                                  --------------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Energy                                                   0.4%
Progress Energy, Inc.                                                     7.100%             3/1/11         $3,170      $ 3,371
                                                                                                                        -------
Environmental Services                                   1.4%
Waste Management, Inc.                                                    6.875%            5/15/09          7,000        7,038/M/
Waste Management, Inc.                                                    7.125%           12/15/17          6,000        5,680
Waste Management, Inc.                                                    7.000%            7/15/28             45           42
                                                                                                                        -------
                                                                                                                         12,760
Food, Beverage and Tobacco                               1.7%
Anheuser-Busch Companies, Inc.                                            6.800%            8/20/32          1,290        1,332
Nabisco Incorporated                                                      6.375%             2/1/05          4,250        4,403/M/
R.J. Reynolds Tobacco Holdings, Inc.                                      7.750%            5/15/06          4,810        5,107
R.J. Reynolds Tobacco Holdings, Inc.                                      7.875%            5/15/09          3,240        3,362
The Pepsi Bottling Group Incorporated                                     7.000%             3/1/29            900          926
                                                                                                                        -------
                                                                                                                         15,130
Gas and Pipeline Utilities                               0.2%
CMS Panhandle Holding Company                                             6.125%            3/15/04          1,700        1,723
                                                                                                                        -------
Health Care                                              0.8%
Bristol-Myers Squibb Company                                              5.750%            10/1/11          6,790        6,957
                                                                                                                        -------
Industrial                                               0.3%
Scotia Pacific Company LLC                                                7.710%            1/20/14            610          492
UBS Preferred Funding Trust I                                             8.622%            10/1/99          1,850        2,097/G,M/
                                                                                                                        -------
                                                                                                                          2,589
Insurance (Multi-Line)                                   0.9%
Loews Corporation                                                         7.625%             6/1/23          5,459        5,407/M/
Loews Corporation                                                         7.000%           10/15/23          3,000        2,774
                                                                                                                        -------
                                                                                                                          8,181
Insurance (Property/Casualty)                            0.2%
Ace Capital Trust II                                                      9.700%             4/1/30          1,400        1,483
                                                                                                                        -------
Media                                                    1.5%
News America Incorporated                                                 7.625%           11/30/28          2,300        2,216
News America Incorporated                                                 6.750%             1/9/38          6,400        6,347
Time Warner Inc.                                                          6.850%            1/15/26          2,000        2,066
Time Warner Inc.                                                          6.950%            1/15/28          2,500        2,369
                                                                                                                        -------
                                                                                                                         12,998
Office Equipment and Supplies                            N.M.
Xerox Corporation                                                         5.250%           12/15/03            450          386
                                                                                                                        -------
Oil and Gas                                              0.6%
Anadarko Finance Company                                                  6.750%             5/1/11          4,900        5,010
                                                                                                                        -------

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)
________________________________________________________________________________

                                                           % OF                        MATURITY
                                                       NET ASSETS          RATE         DATE          PAR         VALUE
                                                    ------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Pharmaceuticals                                            0.7%
Merck & Co., Inc.                                                          6.750%       9/19/05       $1,000      $1,079
Merck & Co., Inc.                                                          6.400%        3/1/28        1,000       1,011
Merck & Co., Inc.                                                          5.950%       12/1/28        4,400       4,192
                                                                                                                  ------
                                                                                                                   6,282
Real Estate                                                0.1%
Socgen Real Estate Co. LLC                                                 7.640%      12/29/49          500         515/B,G/
                                                                                                                  ------
Telecommunications                                         0.8%
Cox Communications, Inc.                                                   7.875%       8/15/09          640         688
GTE Hawaiian Telephone Company, Inc.                                       7.375%        9/1/06          700         773
WorldCom, Inc.                                                             8.250%       5/15/10        2,010       2,133/M/
WorldCom, Inc.                                                             7.500%       5/15/11        1,500       1,512
WorldCom, Inc.                                                             8.250%       5/15/31        1,730       1,699
                                                                                                                  ------
                                                                                                                   6,805
Transportation                                             0.8%
American Airlines, Inc.                                                    7.858%       10/1/11          800         824/B/
Consolidated Rail Corporation                                              7.875%       5/15/43          520         524
Delta Air Lines, Inc.                                                      5.869%       3/18/11        1,000         976
Delta Air Lines, Inc.                                                      7.111%       9/18/11        4,500       4,446
                                                                                                                  ------
                                                                                                                   6,770
Total Corporate Bonds and Notes
(Identified Cost $164,887)                                                                                       171,156
------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                   13.3%
Fixed-Rate Securities                                      7.3%
Advanta Mortgage Loan Trust 1999-3                                         7.590%       6/25/14          600         655
Americredit Automobile Receivables Trust 2000-C                            6.970%       1/12/04        3,784       3,839
AmSouth Auto Trust 2000-1                                                  6.700%       2/17/03        3,518       3,549
BMW Vehicle Lease Trust 2000-A                                             6.650%       2/25/03        4,120       4,172
Chevy Chase 1997-A                                                         7.650%      12/20/07        1,134       1,133
Chevy Chase Spread Account Trust 1998-A                                    6.850%      10/20/06        4,083       3,730/B/
Conseco Finance Home Loan Trust 2000-E                                     7.570%       5/15/22        2,700       2,908
Conseco Finance Securitizations Corp. 2000-5                               7.960%        2/1/32        4,700       5,232
Conseco Finance Securitizations Corp. 2000-4                               7.730%        5/1/32        2,000       2,145
Conseco Finance Securitizations Corp. 2001-1                               6.990%        7/1/32        7,650       7,889
Green Tree Home Improvement Loan Trust 1997-D                              7.450%       9/15/28        1,700       1,730
Green Tree Recreational, Equipment and Consumer
Trust 1998-A                                                               6.710%       5/15/29        1,629       1,711
Greenpoint Manufactured Housing 1995-5                                     7.080%       2/15/18        8,490       8,806

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------
                                                        % OF                           MATURITY
                                                     NET ASSETS         RATE             DATE           PAR         VALUE
                                                     ------------------------------------------------------------------------
Asset-backed Securities (CONTINUED)

Fixed-Rate Securities (continued)
Homeq Asset Backed Certificates 2001-I                                 5.270%           3/15/13      $  4,428     $  4,488
Irwin Home Equity Loan Trust 2001-1                                    7.100%           9/25/31        11,700       12,101
                                                                                                                  --------
                                                                                                                    64,088
Indexed Securities/C/                                  6.0%
Alpine Partners, L.P. 2000-1A                                          4.270%           10/8/09        11,300       11,316/B/
Associates Manufactured Housing 1999-1                                 3.718%           7/15/30        11,204       11,204/B/
Bayview Financial Acquisition Trust 2000-D                             3.970%          11/25/30         7,100        7,087/B/
Bear Stearns Asset Backed Securities 2000-2                            3.730%          12/25/30           828          828
CDC Depositor Trust ST I 1999-STIB                                     3.918%           1/15/03           348          348/B/
GRMT Mortgage Loan Trust 2001-1A                                       3.248%            5/1/31        10,852       10,859/B/
Option One Mortgage Loan Trust 2001-2                                  2.921%           8/25/31           954          954
SLM Student Loan Trust 1998-2                                          3.677%           4/25/07           532          532
World Omni Automobile Lease 2001-AA                                    3.178%           4/20/04         8,890        8,896/B/
                                                                                                                  --------
                                                                                                                    52,024
Total Asset-backed Securities
 (Identified Cost $114,090)                                                                                        116,112
-----------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                             9.1%
Fixed-Rate Securities                                  4.7%
Asset Securitization Corporation 1996-D2                               6.920%           2/14/29         5,693        6,047
CAPCO America Securitization Corporation 1998-D7                       6.260%           9/15/08         3,000        3,135
Centex Home Equity Loan Trust 2000-D                                   7.030%          11/25/15         4,079        4,126
Criimi Mae Commercial Mortgage Trust 1998-C1                           7.000%            3/2/11         7,838        8,270/B/
LB-UBS Commercial Mortgage Trust 2000-C3                               7.950%           1/15/10         8,400        9,541
Merrill Lynch Mortgage Investors, Inc. 1996-C2                         6.960%          11/21/28         1,358        1,432
Nomura Asset Securities Corporation 1996-MD5                           7.070%           4/13/36         3,980        4,210
Nomura Asset Securities Corporation 1996-MD5                           7.120%           4/13/36         4,500        4,861
                                                                                                                  --------
                                                                                                                    41,622
Indexed Securities/C/                                  4.1%
Bayview Financial Mortgage Loan Trust 2000-C                           3.051%           7/25/30         5,015        5,015/B/
IMPAC CMB Trust 2001-1                                                 2.941%           7/25/31         8,156        8,170
J.P. Morgan Chase Commercial Mortgage Securities Corp.
 2001-FL1A                                                             3.760%           6/13/16         8,490        8,481/B/
J.P. Morgan Commercial Mortgage Finance Corporation
 2000-FL1                                                              3.768%           4/15/10         1,839        1,841/B/
Medallion Trust 2000-2G                                                3.350%          12/18/31         5,856        5,859
Mellon Residential Funding Corporation 2001-HEIL                       3.710%           1/25/08         6,306        6,303
Prudential Securities Financing Corp. 1995-1                           4.235%           4/25/26            25           25
                                                                                                                  --------
                                                                                                                    35,694
Stripped Securities                                    0.2%
FFCA Secured Lending Corporation 1999-1A                               1.774%           3/18/16        15,246          947/B,H1/
LB-UBS Commercial Mortgage Trust 2001-C3                               1.217%           3/15/36        20,000        1,214/B,H1/
Structured Mortgage Asset Residential Trust 1991-8                     0.136%           1/25/23         4,406            3/H1/
                                                                                                                  --------
                                                                                                                     2,164

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                % OF                       MATURITY
                                                             NET ASSETS        RATE          DATE           PAR         VALUE
                                                          --------------------------------------------------------------------------
Mortgage-backed Securities (CONTINUED)

Variable-Rate Securities/K/                                     0.1%
Resolution Trust Corporation 1995-1                                           7.451%       10/25/28       $     53     $     53
Resolution Trust Corporation 1994-1                                           7.917%        9/25/29            624          623
                                                                                                                       --------
                                                                                                                            676
Total Mortgage-backed Securities
  (Identified Cost $76,411)                                                                                              80,156
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                         17.5%
Fixed-Rate Securities                                           8.9%
Fannie Mae                                                                    6.000%        5/15/11          9,790       10,305/M/
Tennessee Valley Authority                                                    5.375%       11/13/08          4,740        4,850
Tennessee Valley Authority                                                    6.750%        11/1/25          3,460        3,616
Tennessee Valley Authority                                                    7.125%         5/1/30          6,030        6,754
United States Treasury Bonds                                                 11.125%        8/15/03            530          609
United States Treasury Bonds                                                  6.250%        8/15/23          9,000        9,886/M/
United States Treasury Bonds                                                  5.250%       11/15/28         28,000       27,029/M/
United States Treasury Notes                                                  5.750%       11/15/05          7,430        7,992/M/
United States Treasury Notes                                                  5.750%        8/15/10          3,340        3,617/M/
United States Treasury Notes                                                  5.000%        8/15/11          2,560        2,644
                                                                                                                       --------
                                                                                                                         77,302
Indexed Securities                                              7.2%
United States Treasury Inflation-Indexed Security                             3.500%        1/15/11          6,333        6,513/F,M/
United States Treasury Inflation-Indexed Security                             3.625%        4/15/28         16,571       17,017/F/
United States Treasury Inflation-Indexed Security                             3.875%        4/15/29         37,024       39,754/F,M/
                                                                                                                       --------
                                                                                                                         63,284
Stripped Securities                                             1.4%
United States Treasury Bonds                                                  0.000%        5/15/17          2,450        1,019/H2/
United States Treasury Bonds                                                  0.000%        2/15/19          2,830        1,055/H2/
United States Treasury Bonds                                                  0.000%       11/15/24         38,460       10,288/H2/
                                                                                                                       --------
                                                                                                                         12,362
Total U.S. Government and Agency Obligations
  (Identified Cost $147,651)                                                                                            152,948
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities              42.7%
Fixed-Rate Securities                                          42.5%
Fannie Mae                                                                    7.000%    9/1/07 to 9/1/31    29,265       30,341
Fannie Mae                                                                    8.000%         5/1/15            317          332
Fannie Mae                                                                    6.000%   10/1/16 to 10/1/31   14,498       14,518/E/
Fannie Mae                                                                    7.500%    6/1/25 to 7/1/29    13,936       14,512
Fannie Mae                                                                    6.000%    1/1/26 to 5/1/28     6,014        6,032
Fannie Mae                                                                    6.500%    7/1/28 to 8/1/29    54,595       55,644
Fannie Mae                                                                    6.500%        10/1/31         14,900       15,151/E/
Fannie Mae                                                                    8.000%        10/1/31            270          283/E/

Western Asset Core Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)


-----------------------------------------------------------------------------------------------------------------------------------
                                                         % OF                          MATURITY
                                                      NET ASSETS       RATE               DATE              PAR       VALUE
                                                      -----------------------------------------------------------------------------
U.S. Government Agency
 Mortgage-backed Securities (CONTINUED)

Fixed-Rate Securities (continued)
Freddie Mac                                                            6.750%                 5/1/04     $     48    $     49
Freddie Mac                                                            7.500%                 4/1/06           27          28
Freddie Mac                                                            9.750%                 7/1/08          119         129
Freddie Mac                                                            5.500%      12/1/13 to 2/1/14        2,884       2,907
Freddie Mac                                                            9.300%                4/15/19          746         796
Freddie Mac                                                            7.000%       4/1/24 to 5/1/29        6,933       7,195
Freddie Mac                                                            6.000%       2/1/29 to 5/1/29        1,570       1,573
Government National Mortgage Association                               9.500%                3/15/03           23          24
Government National Mortgage Association                              10.250%                6/15/03            4           3
Government National Mortgage Association                              10.000%               11/15/09            3           4
Government National Mortgage Association                               8.000%    10/15/16 to 7/15/17        1,617       1,731
Government National Mortgage Association                               7.500%    10/15/22 to 9/15/29        6,972       7,293
Government National Mortgage Association                               7.000%    6/15/23 to 12/15/28        5,576       5,803
Government National Mortgage Association                               6.500%    10/15/23 to 9/15/28        4,450       4,568
Government National Mortgage Association                               6.000%   11/15/28 to 12/15/28        1,634       1,639
Government National Mortgage Association                               6.000%                10/1/31       15,700      15,754/E/
Government National Mortgage Association                               6.500%                10/1/31      107,870     110,363/E/
Government National Mortgage Association                               7.000%                10/1/31       19,400      20,146/E/
Government National Mortgage Association                               7.500%                10/1/31       53,600      55,978/E/
                                                                                                                     --------
                                                                                                                      372,796
Stripped Securities                                       0.2%
Fannie Mae                                                             9.500%                 2/1/17           99          21/H1/
Fannie Mae                                                             0.000%                2/25/20         0.08           2/H2/
Fannie Mae                                                         1,009.250%                8/25/21            4         101/H1/
Fannie Mae                                                             0.000%                5/25/22          830         738/H2/
Financing Corporation                                                  0.000%                 4/5/19        1,150         382/H2/
Freddie Mac                                                           10.000%                 3/1/21          819         165/H1/
Freddie Mac                                                            0.000%                7/15/22          120         101/H2/
                                                                                                                     --------
                                                                                                                        1,510
Total U.S. Government Agency Mortgage-backed Securities
 (Identified Cost $368,090)                                                                                           374,306
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                           6.1%
Banking and Finance                                       1.7%
Bayerische Hypo-und Vereinsbank AG                                     8.741%                6/30/31          920         980/B,M/
CVRD Finance LTD                                                       4.420%               10/15/07        3,300       3,300/C/
Pemex Finance Ltd.                                                     9.030%                2/15/11        2,260       2,441
Petrozuata Finance, Inc.                                               8.220%                 4/1/17        6,390       5,128/B/
Royal Bank of Scotland Group plc                                       8.817%                3/31/49          870         963
SB Treasury Company LLC                                                9.400%               12/29/49        2,930       2,901/B,G/
                                                                                                                     --------
                                                                                                                       15,713

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                % OF                     MATURITY           PAR/
                                                              NET ASSETS      RATE         DATE            SHARES       VALUE
                                                         ---------------------------------------------------------------------------
Yankee Bonds (CONTINUED)

Electric                                                         1.1%
Hydro Quebec                                                                 6.300%       5/11/11       $    800      $     838
Hydro Quebec                                                                 8.050%        7/7/24          4,895          5,779
Korea Electric Power Corporation                                             7.750%        4/1/13          2,610          2,754
                                                                                                                      ---------
                                                                                                                          9,371
Foreign Governments                                              2.2%
Argentine Republic                                                           0.000%      10/15/03          3,170          2,322/D/
Argentine Republic                                                           0.000%      10/15/04          2,230          1,238/D/
Quebec Province                                                              5.500%       4/11/06            200            207/M/
Quebec Province                                                              7.500%       9/15/29            965          1,081/M/
Republic of Poland                                                           6.000%      10/27/14          6,450          6,374/G/
United Mexican States                                                        8.375%       1/14/11            860            852
United Mexican States                                                       11.500%       5/15/26          5,790          6,832/M/
                                                                                                                      ---------
                                                                                                                         18,906
Oil and Gas                                                      0.4%
YPF Sociedad Anonima                                                         7.500%      10/26/02            779            775
YPF Sociedad Anonima                                                         7.750%       8/27/07          3,250          3,153
                                                                                                                      ---------
                                                                                                                          3,928
Telecommunications                                               0.7%
British Telecommunications plc                                               8.125%      12/15/10          1,755          1,940/M/
British Telecommunications plc                                               8.625%      12/15/30            880            987
France Telecom SA                                                            7.750%        3/1/11          1,500          1,611/B/
France Telecom SA                                                            8.500%        3/1/31          1,210          1,321/B/
                                                                                                                      ---------
                                                                                                                          5,859
Total Yankee Bonds
 (Identified Cost $52,358)                                                                                               53,777
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                 0.8%
Home Ownership Funding Corporation                                          13.331%                            6 shs      4,231/B,G/
Home Ownership Funding Corporation II                                       13.338%                            3          2,429/B,G/
                                                                                                                      ---------
Total Preferred Stocks
 (Identified Cost $7,951)                                                                                                 6,660
                                                                                                                      ---------
Total Long-Term Securities
 (Identified Cost $931,438)                                                                                             955,115
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                           17.1%
Corporate Bonds and Notes                                        1.4%
AT&T Corp.                                                                   4.525%        8/6/02       $  2,500          2,500/B/
Key Bank, N. A.                                                              3.280%       3/18/02          5,000          5,004/C/
TRW Inc.                                                                     3.045%       3/25/02          4,300          4,294/C/
                                                                                                                      ---------
                                                                                                                         11,798

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                    % OF                    MATURITY
                                                                 NET ASSETS       RATE        DATE         PAR          VALUE
                                                              ----------------------------------------------------------------------
Short-Term Securities (CONTINUED)

U.S. Government and Agency Obligations                              0.8%
Fannie Mae                                                                       0.000%      2/21/02    $  6,200    $    6,115/D,L/
Freddie Mac                                                                      0.000%      2/22/02       1,200         1,188/D,L/
                                                                                                                    ----------
                                                                                                                         7,303
U.S. Government Agency Mortgage-backed Securities                   N.M.
Freddie Mac                                                                      9.250%       6/1/02          27            28
                                                                                                                    ----------

Yankee Bonds/A/                                                     0.4%
Argentine Republic                                                               0.000%     10/15/01       2,930         2,926/D/
SBC Glacier Finance LTD                                                          3.680%      9/10/02         436           435/C/
                                                                                                                    ----------
                                                                                                                         3,361
Options Purchased/I/                                                N.M.
OTC Commercial Mortgage-backed Securities ERISA
 Eligible Index Call, November 2001, Strike Price $100.00                                                     19/J/        353
                                                                                                                    ----------

Repurchase Agreements                                              14.5%
Merrill Lynch Government Securities, Inc.
 3.40%, dated 09/28/01, to be repurchased at $129,054
 on 10/01/01(Collateral: $188,330 Resolution Funding
 Corp. Principal-only Security, 0% due 4/15/30,
 value $34,841; $270,000 Resolution Funding Corp.
 Principal-only Security, 0% due 7/15/20
 value $86,400; $15,170 Resolution Funding Corp.
 Principal-only Security, 0% due 10/15/13 value $7,813)                                                  126,523       126,523
                                                                                                                    ----------

Total Short-Term Securities
 (Identified Cost $149,194)                                                                                            149,366
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                 126.1%
 (Identified Cost $1,080,632)                                                                                        1,104,481
Other Assets Less Liabilities                                     (26.1)%                                             (228,518)
                                                                                                                    ----------

Net Assets Consisting of:
Accumulated paid-in capital applicable to:
  76,545 Institutional Class shares outstanding                                                         $844,558
     159 Financial Intermediary Class shares outstanding                                                   1,688
Under/(over) distributed net investment income                                                              (848)
Accumulated net realized gain/(loss) on investments,
 options, futures and swaps                                                                                5,575
Unrealized appreciation/(depreciation) of investments,
 options, futures and swaps                                                                               24,990
                                                                                                        --------
Net Assets                                                        100.0%                                            $  875,963
                                                                                                                    ==========
Net Asset Value Per Share
 Institutional Class                                                                                                $    11.42
                                                                                                                    ==========
 Financial Intermediary Class                                                                                       $    11.43
                                                                                                                    ==========

Western Asset Core Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------
                                                                                    ACTUAL            APPRECIATION/
                                                               EXPIRATION          CONTRACTS          (DEPRECIATION)
                                                            -----------------------------------------------------------
Futures Contracts Purchased/I/
U.S. Treasury Bond Futures                                    December 2001            827               $ 2,294
U.S. Treasury Bond Futures                                    December 2001            506                   525
                                                                                                         -------
                                                                                                         $ 2,819
Futures Contracts Written/I/
U.S. Treasury Note Futures                                    December 2001          1,169               $  (761)
U.S. Treasury Note Futures                                    December 2001            604                  (879)
                                                                                                         -------
                                                                                                         $(1,640)
Options Written/I/
OTC Fannie Mae Call, Strike Price $99.59                       October 2001          5,000               $   (20)
OTC Fannie Mae Put, Strike Price $97.72                        October 2001          5,000                     5
OTC Commercial Mortgage-backed Securities
    ERISA Eligible Index Put, Strike Price $100.00            November 2001          1,850                   185
U.S. Treasury Bond Futures Call, Strike Price $107.00         November 2001            588                  (959)
U.S. Treasury Bond Futures Call, Strike Price $107.00         November 2001            277                   (62)
U.S. Treasury Bond Futures Call, Strike Price $109.00         November 2001            628                  (369)
U.S. Treasury Note Futures Call, Strike Price $107.00         November 2001            429                  (506)
U.S. Treasury Bond Futures Put, Strike Price $100.00          November 2001            321                   329
U.S. Treasury Bond Futures Put, Strike Price $103.00          November 2001            498                   197
U.S. Treasury Note Futures Put, Strike Price $102.00          November 2001             82                    32
U.S. Treasury Note Futures Put, Strike Price $104.50          November 2001            375                   173
U.S. Treasury Note Futures Put, Strike Price $105.00          November 2001            150                    36
                                                                                                         -------
                                                                                                         $  (959)

-----------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 14.4% of net assets.
/C/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offerred Rate (LIBOR), Consumer Price Index (CPI), or the One Year Treasury constant Maturity Rate.
/D/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ U.S. Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the Notes to Financial
    Statements.
/J/ Represents actual number of contracts.
/K/ The coupon rates shown on variable-rate securities are the rates at September 30, 2001. These rates vary with the weighted average coupon of the underlying loans.
/L/ Collateral to cover futures contracts.
/M/ All or a portion of these securities is on loan. See Note 5 to the Financial
    Statements.

See Notes to Financial Statements

STATEMENT OF NET ASSETS
Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                       % OF                        MATURITY
                                                    NET ASSETS        RATE           DATE           PAR            VALUE
                                                  ----------------------------------------------------------------------------------
Long-Term Securities                                 101.1%

Corporate Bonds and Notes                             21.3%
Aerospace/Defense                                      1.4%
Lockheed Martin Corporation                                          8.500%        12/1/29     $   740        $     863
Raytheon Company                                                     6.400%       12/15/18       6,000            5,370
Systems 2001 Asset Trust                                             6.664%        9/15/13       2,660            2,787/B/
The Boeing Company                                                   6.625%        2/15/38       1,510            1,351
                                                                                                              ---------
                                                                                                                 10,371
Auto Parts & Equipment                                 0.3%
American Axle & Manufacturing Inc.                                   9.750%         3/1/09         258              243
Lear Corporation                                                     7.960%        5/15/05         320              316
Visteon Corporation                                                  8.250%         8/1/10       1,380            1,412
                                                                                                              ---------
                                                                                                                  1,971
Automotive                                             0.7%
DaimlerChrylser NA Holdings Corporation                              7.750%        1/18/11       1,900            1,988
Ford Motor Company                                                   7.450%        7/16/31       3,040            2,872
                                                                                                              ---------
                                                                                                                  4,860
Banking and Finance                                    6.8%
Associates Corporation of North America                              3.900%         5/8/03         600              600/G/
Bank of America Corporation                                          7.400%        1/15/11       2,000            2,185
Bank One Capital III                                                 8.750%         9/1/30       1,400            1,566
Citigroup Inc.                                                       5.500%         8/9/06       4,000            4,108
Credit Suisse First Boston USA                                       5.875%         8/1/06       1,190            1,225
Dresdner Funding Trust I                                             8.151%        6/30/31         305              324/B/
Dryden Investor Trust                                                7.157%        7/23/08       1,724            1,795/B/
Ford Motor Credit Company                                            5.750%        2/23/04         480              490
Ford Motor Credit Company                                            7.875%        6/15/10       1,500            1,586
Ford Motor Credit Company                                            7.375%         2/1/11       2,500            2,564
General Motors Acceptance Corporation                                6.750%        1/15/06       1,470            1,511
General Motors Acceptance Corporation                                6.125%        9/15/06       2,030            2,037
General Motors Acceptance Corporation                                7.250%         3/2/11       1,130            1,151
General Motors Acceptance Corporation                                0.000%        12/1/12       2,090              954/N/
Heller Financial, Inc.                                               7.375%        11/1/09       3,000            3,295
Household Finance Corporation                                        6.375%         8/1/10       1,000            1,003
Household Finance Corporation                                        7.200%        7/15/06       3,750            4,057
IBJ Preferred Capital Corp. LLC                                      8.790%       12/29/49       2,500            2,233/B,K/
J.P. Morgan Capital Trust                                            7.950%         2/1/27          20               21
Lehman Brothers Holdings Inc.                                        6.125%        7/15/03         480              497
Lehman Brothers Holdings Inc.                                        4.340%        10/2/03       2,000            2,003/G/
Lehman Brothers Holdings Inc.                                        6.625%         4/1/04         340              357
Lehman Brothers Holdings Inc.                                        6.250%        5/15/06         160              165
Mellon Capital II                                                    7.995%        1/15/27         100              105
Morgan Stanley Dean Witter & Co.                                     6.750%        4/15/11       3,500            3,605

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                ------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Banking and Finance (continued)
Texaco Capital Inc.                                              5.500%   1/15/09  $ 1,600     $     1,582
Texaco Capital Inc.                                              8.000%    8/1/32    1,250           1,497
The Goldman Sachs Group, Inc.                                    7.800%   1/28/10    2,000           2,174
US Bank NA                                                       6.375%    8/1/11      310             319
Wells Fargo Bank NA, San Francisco                               6.450%    2/1/11    2,750           2,849
Zurich Capital Trust I                                           8.376%    6/1/37    2,150           2,142/B/
                                                                                               -----------
                                                                                                    50,000
Building Materials                                  0.2%
American Standard Cos., Inc.                                     7.375%   4/15/05      417             413
American Standard Cos., Inc.                                     8.250%    6/1/09      108             107
American Standard Cos., Inc.                                     7.625%   2/15/10       19              18
Nortek, Inc.                                                     9.250%   3/15/07      313             291
Nortek, Inc.                                                     8.875%    8/1/08      637             567
                                                                                               -----------
                                                                                                     1,396
Cable                                               0.8%
Adelphia Communications Corporation                             10.875%   10/1/10      293             258
Adelphia Communications Corporation                             10.250%   6/15/11       90              77
Cablevision Systems Corporation                                  8.125%   8/15/09      170             175
Century Communications Corp.                                     8.875%   1/15/07       31              27
Charter Communications Holdings, LLC                             8.625%    4/1/09      985             877
Charter Communications Holdings, LLC                            10.750%   10/1/09      210             211
Comcast Cable Communications                                     6.750%   1/30/11      680             688
Continental Cablevision, Inc.                                    9.000%    9/1/08    1,060           1,221
CSC Holdings Inc.                                                9.250%   11/1/05      150             150
CSC Holdings Inc.                                                8.125%   7/15/09      228             235
CSC Holdings Inc.                                                7.625%    4/1/11      790             787/B/
Mediacom LLC                                                     9.500%   1/15/13      381             377/B/
TCI Communications, Inc.                                         6.375%    5/1/03       80              83
Tele-Communications, Inc.                                        7.125%   2/15/28      680             642
                                                                                               -----------
                                                                                                     5,808
Chemicals                                           0.9%
E. I. du Pont de Nemours and Company                             6.500%   1/15/28       50              50
Georgia Gulf Corporation                                        10.375%   11/1/07      175             173
Hercules Incorporated                                           11.125%  11/15/07       12              11/B/
Huntsman ICI Holdings LLC                                        0.000%  12/31/09       94              22/N/
IMC Global Inc.                                                 10.875%    6/1/08      188             185/B/
Lyondell Chemical Company                                        9.625%    5/1/07      368             335
Lyondell Chemical Company                                        9.875%    5/1/07       30              27
Rohm and Haas Company                                            7.850%   7/15/29    3,590           3,790
The Dow Chemical Company                                         5.250%   5/14/04    2,100           2,163/B/
                                                                                               -----------
                                                                                                     6,756

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                              % OF                      MATURITY
                                                           NET ASSETS      RATE           DATE           PAR        VALUE
                                                          -------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Computer Services and Systems                               0.1%
Electronic Data Systems Corporation                                        7.450%       10/15/29       $   900      $     931
                                                                                                                    ---------
Consumer Products                                           0.1%
Unilever Capital Corporation                                               7.125%        11/1/10           840            922
                                                                                                                    ---------
Diversified Services                                       N.M.
Kansas City Southern Railway                                               9.500%        10/1/08           200            204
                                                                                                                    ---------

Electric                                                    1.3%
Calpine Corporation                                                        7.750%        4/15/09            38             36
Calpine Corporation                                                        8.500%        2/15/11           308            299
CMS Energy Corporation                                                     9.875%       10/15/07           276            292
CMS Energy Corporation                                                     7.500%        1/15/09           212            202
CMS Energy Corporation                                                     8.500%        4/15/11           360            363
Mirant Americas Generation Incorporated                                    8.300%         5/1/11         1,500          1,585/B/
Mirant Americas Generation Incorporated                                    9.125%         5/1/31         1,500          1,617/B/
Niagara Mohawk Power Corporation                                           7.750%        10/1/08           500            544
NorthWestern Corporation                                                   3.533%        9/23/02         2,470          2,469/B,G/
Orion Power Holdings, Inc.                                                12.000%         5/1/10           250            320
Pacific Gas and Electric Company                                           7.250%         8/1/26         1,000            930/P/
System Energy Resources, Inc.                                              7.430%        1/15/11           114            120
The AES Corporation                                                       10.250%        7/15/06           404            373
The AES Corporation                                                        9.500%         6/1/09           488            415
The AES Corporation                                                        9.375%        9/15/10           121            117
                                                                                                                    ---------
                                                                                                                        9,682
Electronics (Semiconductors)                               N.M.
                                                                                                                    ---------
Amkor Technology, Inc.                                                     9.250%        2/15/08            70             56

Energy                                                      0.1%
Peabody Energy Corporation                                                 8.875%        5/15/08           110            113
Peabody Energy Corporation                                                 9.625%        5/15/08           180            186
                                                                                                                    ---------
                                                                                                                          299
Entertainment                                              N.M.
Six Flags, Inc.                                                            9.500%         2/1/09           125            116
The Walt Disney Company                                                    5.620%        12/1/08           100             98
                                                                                                                    ---------
                                                                                                                          214
Environmental Services                                      0.6%
Allied Waste North America Incorporated                                    8.875%         4/1/08           787            801/B/
Safety-Kleen Corp.                                                         9.250%        5/15/09            86           0.01/P/
Waste Management, Inc.                                                     7.375%         8/1/10         3,165          3,349
Waste Management, Inc.                                                     7.125%       12/15/17           500            473
                                                                                                                    ---------
                                                                                                                        4,623

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                ------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Food, Beverage and Tobacco                          1.5%
Anheuser-Busch Companies, Inc.                                   6.800%   8/20/32  $   800     $       826
Bestfoods                                                        5.600%  10/15/97      900             681
Constellation Brands, Inc.                                       8.000%   2/15/08      249             249
Nabisco, Inc.                                                    7.550%   6/15/15    3,260           3,493
Philip Morris Companies, Inc.                                    7.750%   1/15/27    3,250           3,358
R.J. Reynolds Tobacco Holdings, Inc.                             7.750%   5/15/06    1,080           1,147
R.J. Reynolds Tobacco Holdings, Inc.                             7.875%   5/15/09      730             757
The Pepsi Bottling Group Incorporated                            7.000%    3/1/29      265             273
                                                                                               -----------
                                                                                                    10,784
Gaming                                              0.2%
Anchor Gaming                                                    9.875%  10/15/08      200             206
Harrahs Operating Company, Inc.                                  7.875%  12/15/05      337             334
Horseshoe Gaming Holding Corp.                                   8.625%   5/15/09       90              88
International Game Technology                                    8.375%   5/15/09       60              60
MGM Mirage Inc.                                                  9.750%    6/1/07       89              87
Mohegan Tribal Gaming Authority                                  8.750%    1/1/09      120             121
Park Place Entertainment Corporation                             9.375%   2/15/07      434             421
Park Place Entertainment Corporation                             8.125%   5/15/11      100              91
Station Casinos, Inc.                                            9.875%    7/1/10       74              67
                                                                                               -----------
                                                                                                     1,475
Gas and Pipeline Utilities                          N.M.
CMS Panhandle Holding Company                                    7.000%   7/15/29      300             259
                                                                                               -----------

Health Care                                         1.1%
Bristol-Myers Squibb Company                                     4.750%   10/1/06    1,580           1,595
Bristol-Myers Squibb Company                                     5.750%   10/1/11    4,260           4,365
HCA Inc.                                                         6.870%   9/15/03      150             150
HCA Inc.                                                         7.250%   5/20/08       80              81
HCA Inc.                                                         8.750%    9/1/10      250             273
HEALTHSOUTH Corporation                                         10.750%   10/1/08      210             227
HEALTHSOUTH Corporation                                          8.375%   10/1/11      609             613
Manor Care, Inc.                                                 8.000%    3/1/08      170             175
Tenet Healthcare Corporation                                     7.875%   1/15/03       40              42
Tenet Healthcare Corporation                                     8.000%   1/15/05       30              32
Tenet Healthcare Corporation                                     8.625%   1/15/07      201             210
Tenet Healthcare Corporation                                     8.125%   12/1/08      450             477
                                                                                               -----------
                                                                                                     8,240
Homebuilding                                        0.2%
KB HOME                                                          9.500%   2/15/11       94              88
Pulte Homes, Inc.                                                7.875%    8/1/11      378             357/B/
Schuler Homes, Inc.                                              9.375%   7/15/09      460             437/B/
The Ryland Group, Inc.                                           8.000%   8/15/06      239             229
The Ryland Group, Inc.                                           9.750%    9/1/10       24              24

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                ------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Homebuilding (continued)
Toll Corp.                                                       8.250%    2/1/11  $   176     $       159
WCI Communiites, Inc.                                           10.625%   2/15/11      128             119
                                                                                               -----------
                                                                                                     1,413
Industrial                                          0.2%
UBS Preferred Funding Trust I                                    8.622%   10/1/99    1,510           1,712/K/
                                                                                               -----------
Insurance                                           0.4%
Ace Capital Trust II                                             9.700%    4/1/30      360             381
Conseco, Inc.                                                    8.750%    2/9/04    1,081             854
Loews Corporation                                                7.625%    6/1/23    1,500           1,486
Loews Corporation                                                7.000%  10/15/23      150             139
PRIME Capital Hurricane Ltd.                                    10.320%    1/7/04      270             295/B/
                                                                                               -----------
                                                                                                     3,155
Lodging/Hotels                                      N.M.
Extended Stay America, Inc.                                      9.875%   6/15/11      150             133/B/
HMH Properties, Inc.                                             8.450%   12/1/08      268             225
                                                                                               -----------
                                                                                                       358
Machinery (Diversified)                             0.2%
AGCO Corporation                                                 9.500%    5/1/08      125             124/B/
Terex Corporation                                                8.875%    4/1/08       30              27
Terex Corporation                                                8.875%    4/1/08      233             212
Terex Corporation                                               10.375%    4/1/11      490             470
                                                                                               -----------
                                                                                                       833
Media                                               0.4%
AMFM Inc.                                                        8.125%  12/15/07      579             593
AMFM Inc.                                                        8.000%   11/1/08       18              19
EchoStar DBS Corporation                                         9.375%    2/1/09      657             641
Emmis Communications Corporation                                 8.125%   3/15/09      120             112
News America Holdings Incorporated                               7.750%    2/1/24       60              59
News America Holdings Incorporated                               8.150%  10/17/36      100             100
News America Holdings Incorporated                               8.250%  10/17/96    1,100           1,067
News America Incorporated                                        6.750%    1/9/38      200             198
                                                                                               -----------
                                                                                                     2,789
Office Equipment and Supplies                       0.1%
Xerox Corporation                                                0.570%   4/21/18    2,000             965/F/
                                                                                               -----------

Oil and Gas                                         0.9%
Anadarko Finance Company                                         6.750%    5/1/11    2,600           2,659
Ocean Energy, Inc.                                               8.875%   7/15/07      200             211
Ocean Energy, Inc.                                               8.375%    7/1/08      210             220
Phillips Petroleum Company                                       8.750%   5/25/10    2,700           3,153
Pioneer Natural Resources Company                                9.625%    4/1/10       31              33

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                ------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Oil and Gas (continued)
Triton Energy Limited                                            9.250%   4/15/05  $    81     $        89
Vintage Petroleum, Inc.                                          7.875%   5/15/11      260             260
                                                                                               -----------
                                                                                                     6,625
Pharmaceuticals                                     N.M.
ICN Pharmaceuticals, Inc.                                        8.750%  11/15/08      179             204/B/
                                                                                               -----------

Pharmacy Services                                   N.M.
Omnicare, Inc.                                                   8.125%   3/15/11      280             283/B/
                                                                                               -----------

Steel (Producers)                                   0.1%
AK Steel Corporation                                             9.125%  12/15/06       76              74
AK Steel Corporation                                             7.875%   2/15/09      566             527
                                                                                               -----------
                                                                                                       601
Telecommunications                                  1.5%
American Tower Corporation                                       9.375%    2/1/09      335             285
AT&T Corp.                                                       9.650%   3/31/27    1,480           1,660
AT&T Wireless Services Inc.                                      7.350%    3/1/06    3,000           3,186/B/
Crown Castle International Corp.                                 9.375%    8/1/11      335             288
Insight Midwest                                                 10.500%   11/1/10      153             161/B/
Nextel Communications, Inc.                                      9.375%  11/15/09    1,027             627
Nextel Communications, Inc.                                      9.500%    2/1/11       36              22
TeleCorp PCS, Inc.                                              10.625%   7/15/10       56              51
VoiceStream Wireless Corporation                                10.375%  11/15/09      153             175
WorldCom, Inc.                                                   8.250%   5/15/10    1,000           1,061
WorldCom, Inc.                                                   7.500%   5/15/11      700             706
WorldCom, Inc.                                                   8.250%   5/15/31    2,730           2,681
                                                                                               -----------
                                                                                                    10,903
Transportation                                      1.2%
American Airlines, Inc.                                          7.858%   10/1/11      300             300
American Airlines, Inc.                                          7.858%   10/1/11      180             185/B/
Avis Group Holdings, Inc.                                       11.000%    5/1/09      157             173
Burlington Northern Santa Fe Corporation                         6.375%  12/15/05      360             375
Consolidated Rail Corporation                                    7.875%   5/15/43      210             212
CSX Corporation                                                  6.250%  10/15/08      570             573
CSX Corporation                                                  7.900%    5/1/17      500             525
Delta Air Lines, Inc.                                            6.369%   3/18/11    4,600           4,488
Delta Air Lines, Inc.                                            7.110%   9/18/11      120             119
Union Pacific Corporation                                        7.125%    2/1/28    2,000           1,981
                                                                                               -----------
                                                                                                     8,931
Total Corporate Bonds and Notes
 (Identified Cost $155,151)                                                                        157,623
-------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                -------------------------------------------------------------
Asset-backed Securities                             10.9%
Fixed-Rate Securities                                4.8%
Americredit Automobile Receivables Trust 2000-C                  6.970%   1/12/04  $ 1,548     $     1,570
Bear Stearns Asset Backed Securities, Inc. 2001- A               5.290%   6/15/16    2,980           3,021
Blackrock Capital Finance L.P. 1997-R3                           7.220%  11/25/28       72              74/B/
Centex Home Equity Loan Trust 2001-A                             5.640%   2/25/16    2,439           2,463
Chevy Chase Home Loan Trust 1996-1                               7.150%   5/15/15       47              49
Commercial Mortgage Asset Trust 1999C-2                          7.546%   1/17/10      330             366
Conseco Finance Home Loan Trust 2000-E                           6.980%   6/15/11      600             605
Conseco Finance Securitizations Corp. 2000-5                     7.470%    2/1/32    1,900           2,061
Conseco Finance Securitizations Corp. 2000-4                     7.730%    5/1/32    2,400           2,574
Conseco Finance Securitizations Corp. 2001-1                     6.990%    7/1/32    7,900           8,147
DaimlerChrysler Auto Trust 2001-A                                4.980%    1/6/04    4,846           4,910
FFCA Secured Lending Corporation 1999-1A                         6.370%  10/18/08      248             248/B/
Green Tree Home Improvement Loan Trust 1996-A                    7.400%   2/15/26    1,000             694
Greenpoint Manufactured Housing 1999-5                           7.080%   2/15/18    5,265           5,461
Homeq Asset Backed Certificates 2001-I                           5.270%   3/15/13    2,472           2,506
WFS Financial Owner Trust 2000-C                                 7.010%   8/20/03    1,087           1,097
                                                                                               -----------
                                                                                                    35,846
Indexed Securities/G/                                6.0%
Asset Backed Securities Corporation Home Equity
 Loan Trust 2001-HE3                                             2.936%  11/15/31    8,380           8,380
Associates Manufactured Housing 1999-1                           3.718%   7/15/30    5,450           5,450
Centex Home Equity 2000-C                                        2.901%  10/25/30    2,120           2,121
Chase Funding Mortgage Loan Asset-backed Certificates 2000-2     2.941%   5/25/30       67              67
Conseco Finance Securitizations Company 2000-A                   3.768%   2/15/31    3,034           3,037
Green Tree Recreational, Equipment & Consumer Trust 1997-D       3.790%   3/15/29       28              28
Greenpoint Manufactured Housing 2000-4                           2.885%  11/21/10    1,793           1,794
Hanareum International Funding Limited 1A                        0.000%  12/14/11    7,150           7,154/B/
Holmes Financing PLC 4                                           4.013%   7/15/15      550             549
Keycorp Student Loan Trust 2000-B                                4.504%   7/25/08    1,858           1,859
Korea Asset Funding Ltd. 2000-1A                                 5.660%   2/10/09      863             888/A,B/
Option One Mortgage Loan Trust 2000-2                            2.951%   6/25/30    3,775           3,784
Residential Funding Mortgage Securities II 2000-HI4              2.771%   3/25/09    1,014           1,015
SLM Student Loan Trust 1998-2                                    3.677%   4/25/07      147             147
Washington Mutual 2001-1                                         2.951%   7/25/24    1,749           1,749
World Omni Automobile Lease 2001-AA                              3.178%   4/20/04    5,340           5,344/B/
Xerox Equipment Lease Owner Trust 2001-1                         5.801%   2/15/08    1,240           1,243/B/
                                                                                               -----------
                                                                                                    44,609

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                ----------------------------------------------------------------
Asset-backed Securities (CONTINUED)

Stripped Securities                                 0.1%
Countrywide Funding Corp 1993-1                                  0.000%  10/25/23  $    68     $        53/H2/
Diversified REIT Trust 2001-1                                    0.772%    3/8/10   16,000             597/B,H1/
                                                                                               -----------
                                                                                                       650
Total Asset-backed Securities
 (Identified Cost $80,205)                                                                          81,105
----------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                          5.3%
Fixed-Rate Securities                               1.8%
CAPCO America Securitization Corporation 1998-D7                 6.260%   9/15/08    3,200           3,344
Criimi Mae Commercial Mortgage Trust 1998-C1                     7.000%    3/2/11      680             718/B/
GMAC Commercial Mortgage Security Incorporated 1999-C2           6.945%   9/15/33    1,000           1,066
LB-UBS Commercial Mortgage Trust 2000-C3                         7.950%   1/15/10    6,400           7,270/K/
Nomura Asset Securities Corporation 1996-MD5                     7.120%   4/13/36       80              86
Residential Funding Mortgage Securities I, Inc. 2001-S2          7.000%   1/25/31      870             895
                                                                                               -----------
                                                                                                    13,379

Indexed Securities/G/                               3.4%
COMM 2001-FL4A                                                   3.728%   4/15/13    5,330           5,337/B/
J.P. Morgan Commercial Mortgage Finance Corporation
 2000-FL1                                                        3.768%   4/15/10      531             531/B/
Medallion Trust 2000-2G                                          3.350%  12/18/31    2,094           2,095
Provident Bank Home Equity Loan Trust 2000-2                     2.931%   8/25/31    3,203           3,208
Residential Asset Security Mortgage Pass 2001-KS3                3.728%   9/25/31    6,950           6,950
Salomon Brothers Mortgage Securities VII 1999-NC5                3.151%   1/25/29    6,781           6,812
Sequoia Mortgage Trust 4                                         3.940%   4/22/25       69              67
                                                                                               -----------
                                                                                                    25,000

Stripped Securities                                 0.1%
Prudential Mortgage Capital Funding, LLC 2001-X2                 0.560%    5/1/34   18,156             644/H1/
                                                                                               -----------

Variable-Rate Securities/C/                         N.M.
Securitized Asset Sales, Inc. 1994-4                             6.857%   8/25/33      135             139
                                                                                               -----------

Total Mortgage-backed Securities
 (Identified Cost $38,096)                                                                          39,162
----------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------
                                                     % OF                 MATURITY
                                                  NET ASSETS      RATE      DATE     PAR          VALUE
                                                --------------------------------------------------------------
U.S. Government and Agency Obligations              15.7%
Fixed-Rate Securities                                7.9%
Fannie Mae                                                        5.250%   1/15/09  $ 2,276    $     2,317
Fannie Mae                                                        6.375%   6/15/09      715            773
Fannie Mae                                                        6.625%  11/15/10    2,860          3,136
Fannie Mae                                                        6.250%    2/1/11      840            885
Fannie Mae                                                        6.625%  11/15/30    7,000          7,446
Federal Home Loan Bank                                            5.875%  11/15/07      750            798
Freddie Mac                                                       5.250%   1/15/06    2,040          2,123
Freddie Mac                                                       5.500%   7/15/06    8,420          8,849
Freddie Mac                                                       5.875%   3/21/11      960            985
Freddie Mac                                                       5.500%   9/15/11       70             71
Tennessee Valley Authority                                        5.375%  11/13/08      200            205
Tennessee Valley Authority                                        6.750%   11/1/25    2,270          2,372
Tennessee Valley Authority                                        7.125%    5/1/30      840            941
United States Treasury Bonds                                     11.875%  11/15/03      730            863
United States Treasury Bonds                                      5.750%   8/15/10      300            325
United States Treasury Bonds                                      7.250%   5/15/16    3,400          4,088
United States Treasury Bonds                                      6.250%   8/15/23    2,527          2,776
United States Treasury Bonds                                      5.250%   2/15/29    4,725          4,561
United States Treasury Bonds                                      6.125%   8/15/29      539            587
United States Treasury Notes                                      6.750%   5/15/05    2,000          2,210
United States Treasury Notes                                      6.125%   8/15/07      570            627
United States Treasury Notes                                      4.750%  11/15/08    3,360          3,436
United States Treasury Notes                                      6.000%   8/15/09      493            542
United States Treasury Notes                                      5.250%  11/15/28    7,500          7,240
                                                                                               -----------
                                                                                                    58,156
Indexed Securities                                   6.7%
United States Treasury Inflation-Indexed Security                 3.500%   1/15/11    4,181          4,300/E/
United States Treasury Inflation-Indexed Security                 3.625%   4/15/28   29,400         30,191/E/
United States Treasury Inflation-Indexed Security                 3.875%   4/15/29   14,317         15,373/E/
                                                                                               -----------
                                                                                                    49,864
Stripped Securities                                  1.1%
United States Treasury Bonds                                      0.000%   5/15/17      720            300/H2/
United States Treasury Bonds                                      0.000%   2/15/19      130             48/H2/
United States Treasury Bonds                                      0.000%  11/15/21    5,230          1,647/H2/
United States Treasury Bonds                                      0.000%  11/15/24   18,280          4,890/H2/
United States Treasury Bonds                                      0.000%  11/15/27    4,520          1,024/H2/
                                                                                               -----------
                                                                                                     7,909
Total U.S. Government and Agency Obligations
  (Identified Cost $111,997)                                                                       115,929
----------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------
                                                     % OF                     MATURITY
                                                  NET ASSETS      RATE          DATE           PAR          VALUE
                                                ------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities   35.7%
Fixed-Rate Securities                               35.6%
Fannie Mae                                                       6.500%    5/1/14 to 10/1/29  $ 17,079   $    17,414
Fannie Mae                                                       9.500%              11/1/21        10            12
Fannie Mae                                                       6.000%    3/1/28 to  3/1/31    16,245        16,195
Fannie Mae                                                       7.500%              11/1/29       617           642
Fannie Mae                                                       6.500%              10/1/31    52,700        53,589/D/
Fannie Mae                                                       7.000%              10/1/31       100           104/D/
Freddie Mac                                                      5.500%              12/1/13       596           601
Freddie Mac                                                      7.000%               4/1/29       400           414
Freddie Mac                                                      6.500%               7/1/29     8,996         9,179
Government National Mortgage Association                         9.500%  1/15/06 to 12/15/10       162           174
Government National Mortgage Association                         7.500%  3/15/23 to  7/15/28     2,944         3,087
Government National Mortgage Association                         7.000%  7/15/23 to 12/15/28     7,724         8,032
Government National Mortgage Association                         6.500%  8/15/28 to  9/15/28     1,312         1,342
Government National Mortgage Association                         6.000%              10/1/31    26,900        26,992/D/
Government National Mortgage Association                         6.500%              10/1/31   112,480       115,081/D/
Government National Mortgage Association                         7.000%              10/1/31     7,200         7,477/D/
Government National Mortgage Association                         7.500%              10/1/31     2,100         2,193/D/
Government National Mortgage Association                         8.000%              10/1/31     1,500         1,578/D/
                                                                                                         -----------
                                                                                                             264,106
Stripped Securities                                  0.1%
Financing Corporation                                            0.000%             11/30/17     1,250           457/H2/
Financing Corporation                                            0.000%               4/5/19       320           106/H2/
                                                                                                         -----------
                                                                                                                 563
Total U.S. Government Agency Mortgage-backed Securities
 (Identified Cost $259,963)                                                                                  264,669
------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                      6.5%
Banking and Finance                                  0.5%
Bayerische Hypo-und Vereinsbank AG                               8.741%              6/30/31       100           107/B/
Diageo Capital PLC                                               6.625%              6/24/04     1,400         1,484
PDVSA Finance Limited 1999-K                                     9.950%              2/15/20        60            64
Pemex Finance Ltd.                                               9.030%              2/15/11        50            54
Petrozuata Finance, Inc.                                         8.220%               4/1/17     1,150           923/B/
Royal Bank of Scotland Group plc                                 8.817%              3/31/49       230           254
SB Treasury Company LLC                                          9.400%             12/29/49       360           356/B,K/
Tembec Finance Corp.                                             9.875%              9/30/05        38            38
                                                                                                         -----------
                                                                                                               3,280
Cable                                                N.M.
Rogers Communications, Inc.                                      9.125%              1/15/06       150           146
                                                                                                         -----------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                     % OF                       MATURITY
                                                  NET ASSETS      RATE            DATE            PAR             VALUE
                                                ----------------------------------------------------------------------------
Yankee Bonds (CONTINUED)

Chemicals                                           N.M.
Avecia Group plc                                                 11.000%          7/1/09       $    225       $       214
                                                                                                              -----------
Consumer Products                                   0.3%
Unilever NV                                                       3.829%        10/24/02          2,000             2,000/G/
                                                                                                              -----------

Electric                                            0.2%
Hydro Quebec                                                      6.300%         5/11/11            400               419
Korea Electric Power Corporation                                  7.750%          4/1/13            610               643
                                                                                                              -----------
                                                                                                                    1,062
Electronics (Semiconductors)                        N.M.
Flextronics International Ltd.                                    9.875%          7/1/10            286               280
                                                                                                              -----------

Entertainment                                       N.M.
Alliance Atlantis Communications Inc.                            13.000%        12/15/09             71                73
                                                                                                              -----------

Foreign Governments                                 4.1%
Argentine Republic                                                0.000%        10/15/02            170               160/N/
Argentine Republic                                                0.000%        10/15/03             50                37/N/
Argentine Republic                                                0.000%        10/15/04            560               311/N/
Federative Republic of Brazil                                     8.000%         4/15/14          9,660             6,497
Federative Republic of Brazil                                    11.000%         8/17/40          2,386             1,554
Quebec Province                                                   7.500%         9/15/29            666               746
Republic of Bulgaria                                              4.563%         7/28/11            540               417/G/
Republic of Bulgaria                                              4.563%         7/28/12          1,370             1,082/G/
Republic of Colombia                                             11.750%         2/25/20          1,570             1,501
Republic of Panama                                                4.750%         7/17/14             25                22/K/
Republic of Panama                                                4.625%         7/17/16          1,969             1,636/G/
Republic of Panama                                               10.750%         5/15/20          1,480             1,521
Republic of Peru                                                  4.000%          3/7/17          1,780             1,119/G/
Republic of Peru                                                  4.500%          3/7/17            360               248/B,K/
Republic of Peru                                                  4.500%          3/7/17            320               224/B,K/
Republic of Poland                                                6.000%        10/27/14            911               900/G/
Republic of the Philippines                                       9.875%         1/15/19            870               674
Republic of the Philippines                                       9.500%        10/21/24            810               792
United Mexican States                                             8.375%         1/14/11          2,060             2,039
United Mexican States                                            11.500%         5/15/26          7,675             9,057
                                                                                                              -----------
                                                                                                                   30,537
Forestry                                            0.1%
Tembec Industries Inc.                                            8.625%         6/30/09             70                70
Tembec Industries Inc.                                            8.500%          2/1/11            590               590
                                                                                                              -----------
                                                                                                                      660

Western Asset Core Plus Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                              % OF                          MATURITY
                                                           NET ASSETS     RATE                DATE         PAR          VALUE
                                                      -----------------------------------------------------------------------------
Yankee Bonds (CONTINUED)

Oil and Gas                                                   0.4%
Petroliam Nasional Berhad                                                7.625%            10/15/26     $  1,790      $   1,65/B/
Triton Energy Limited                                                    8.875%             10/1/07           60            66
YPF Sociedad Anonima                                                     7.750%             8/27/07        1,000           970
                                                                                                                      --------
                                                                                                                         2,687
Pharmaceuticals                                               N.M.
Cortecs International Limited                                            8.796%              1/7/03          300           300/B,C/
                                                                                                                      --------
Services                                                      N.M.
Compagnie Generale de Geophysique SA                                    10.625%            11/15/07          136           135
                                                                                                                      --------
Telecommunications                                            0.9%
British Telecommunications plc                                           8.125%            12/15/10          880           973
British Telecommunications plc                                           8.625%            12/15/30          430           482
France Telecom S.A.                                                      7.750%              3/1/11        1,500         1,611/B/
France Telecom S.A.                                                      8.500%              3/1/31          620           677/B/
Telefonica de Argentina S.A.                                            11.875%             11/1/04        3,000         2,910
                                                                                                                      ---------
                                                                                                                         6,653
Transportation                                                N.M.
Teekay Shipping Corporation                                              8.875%             7/15/11          150           149/B/
                                                                                                                      --------
Total Yankee Bonds
 (Identified Cost $48,524)                                                                                              48,176
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations                                5.4%
Fixed-Rate Securities                                         5.4%
Canada                                                                   6.000%              9/1/05        8,370/I/      5,597
Federal Republic of Germany                                              5.250%              1/4/11       10,420/J/      9,809
Federal Republic of Germany                                              5.500%              1/4/31       15,040/J/     13,676
Republic of Italy                                                        5.250%              8/1/11        1,900/J/      1,752
Republic of Italy                                                        6.000%              5/1/31        9,500/J/      8,878
                                                                                                                      --------
Total Foreign Government Obligations
 (Identified Cost $38,992)                                                                                              39,712
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                                       0.2%
Banking and Finance                                           0.2%
AB Spintab                                                               5.750%             6/15/05        9,200/L/        885
Statens Bostadsfinansier                                                 5.500%             3/15/06        8,500/L/        807
                                                                                                                      --------
Total Foreign Corporate Bonds
 (Identified Cost $1,727)                                                                                                1,692
-----------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                            % OF                             MATURITY      SHARES/
                                                         NET ASSETS             RATE           DATE          PAR           VALUE
                                                      ------------------------------------------------------------------------------
Preferred Stocks                                            0.1%
Home Ownership Funding Corporation                                             13.331%                       0.3 shs   $    228/B,K/
Home Ownership Funding Corporation II                                          13.338%                         1            683/B,K/
                                                                                                                       --------

Total Preferred Stocks
 (Identified Cost $971)                                                                                                     911
                                                                                                                       --------
Total Long-Term Securities
 (Identified Cost $735,626)                                                                                             748,979
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                      25.8%
Corporate Bonds and Notes                                   1.0%
AT&T Corp.                                                                      4.525%         8/6/02   $  1,000          1,000/B/
CSX Corporation                                                                 4.145%        2/11/02      2,000          2,002/G/
Sprint Capital Corporation                                                      3.870%        6/10/02      1,500          1,504/G/
Textron Financial Corporation                                                   3.989%        3/18/02      2,100          2,102/G/
TRW Inc.                                                                        3.045%        3/25/02        860            859/G/
                                                                                                                       --------
                                                                                                                          7,467
Asset-backed Securities                                     0.3%
Bank of America Auto Loan Backed Bonds 2000-AA                                  3.869%        3/25/02      1,900          1,900/B,G/
                                                                                                                       --------

U.S. Government and Agency Obligations                      0.9%
Fannie Mae                                                                      0.000%        2/21/02      4,000          3,945/M,N/
Fannie Mae                                                                      0.000%        2/21/02        500            495/M,N/
Fannie Mae                                                                      2.430%        2/22/02      2,200          2,179
                                                                                                                       --------
                                                                                                                          6,619
Yankee Bonds/A/                                             N.M.
Argentine Republic                                                              0.000%       10/15/01         30             30/D/
                                                                                                                       --------

Options Purchased/R/                                        0.3%
Euribor Call, December 2001, Strike Price EUR 96                                                             423/J,O/       227
Euribor Call, January 2002, Strike Price EUR 95.5                                                          1,928/J,O/     1,903
                                                                                                                       --------
                                                                                                                          2,130
Repurchase Agreements                                      23.3%
Merrill Lynch Government Securities, Inc.
 3.40% dated 9/28/01, to be repurchased
 at $172,661 on 10/1/01 (Collateral:
 $628,200 Resolution Funding Corp.
 Principal-only Securities, 0% due 1/15/21 to 4/15/30,
 value $176,063)                                                                                         172,612        172,612
                                                                                                                       --------

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                     % OF
                                                                  NET ASSETS                           VALUE
                                                                  ----------------------------------------------------------------
Total Short-Term Securities
 (Identified Cost $190,154)                                                                          $  190,758
----------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                    126.9%
 (Identified Cost $925,780)                                                                             939,737
Other Assets Less Liabilities                                        (26.9)%                           (198,978)
                                                                                                     ----------
Net Assets Consisting of:
Accumulated paid-in capital applicable to
  72,867 Institutional Class shares outstanding                                     $719,538
Under/(over) distributed net investment income                                        (1,197)
Accumulated net realized gain/(loss) on investments, options, futures,
 swaps and foreign currency transactions                                               9,634
Unrealized appreciation/(depreciation) of investments, options, futures,
 swaps and foreign currency transactions                                              12,784
                                                                                    --------

Net Assets                                                           100.0%                          $  740,759
                                                                                                     ==========
Net Asset Value Per Share                                                                            $    10.17
                                                                                                     ==========


                                                                                            ACTUAL    APPRECIATION/
                                                                            EXPIRATION     CONTRACTS  (DEPRECIATION)
                                                                            ----------------------------------------
Futures Contracts Purchased/Q/
U.S. Treasury Bond Futures                                                  December 2001         417      $   1,154
U.S. Treasury Bond Futures                                                  December 2001         345            447
                                                                                                           ---------
                                                                                                           $   1,601

Futures Contracts Written/Q/
U.S. Treasury Note Futures                                                  December 2001         153      $     (20)
U.S. Treasury Note Futures                                                  December 2001         204             12
U.S. Treasury Note Futures                                                  December 2001       1,140           (574)
                                                                                                           ---------
                                                                                                           $    (582)

Options Written/Q/
U.S. Treasury Bond Futures Call, Strike Price $107.00                       November 2001         207      $     (46)
U.S. Treasury Bond Futures Put, Strike Price $100.00                        November 2001         231            235
U.S. Treasury Bond Futures Put, Strike Price $103.00                        November 2001         425            167
U.S. Treasury Note Futures Call, Strike Price $107.00                       November 2001         622         (1,026)
U.S. Treasury Note Futures Call, Strike Price $107.00                       November 2001         334           (394)

Western Asset Core Plus Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------

                                                                                              ACTUAL     APPRECIATION/
                                                                             EXPIRATION      CONTRACTS   (DEPRECIATION)
                                                                           -----------------------------------------------
Options Written/Q/ (continued)
U.S. Treasury Note Futures Call, Strike Price $109.00                       November 2001         572      $    (362)
U.S. Treasury Note Futures Put, Strike Price $102.00                        November 2001          58             22
U.S. Treasury Note Futures Put, Strike Price $104.50                        November 2001         295            136
U.S. Treasury Note Futures Put, Strike Price $105.00                        November 2001         124             29
Euribor Futures Call, Strike Price $96.00                                   December 2001         169           (170)
Euribor Futures Call, Strike Price $96.625                                  December 2001         132             (3)
Euro Call/USD Put, Strike Price EUR .93                                     December 2001      38,000             46
                                                                                                           ---------
                                                                                                           $  (1,366)
--------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.7% of net assets.
/C/ The coupon rates shown on variable-rate securities are the rates at September 30, 2001. These rates vary with the weighted average coupon of the underlying loans.
/D/ When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/E/ United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/F/ Convertible Bond - Bond may be converted into common stock of the company. /G/ Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of September 30, 2001.
/H/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Denominated in Canadian Dollars.
/J/ Denominated in Euro.
/K/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
/L/ Denominated in Swedish Krona.
/M/ Collateral to cover futures contract.
/N/ Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/O/ Represents actual number of contracts.
/P/ Bond is in default as of September 30, 2001.
/Q/ Options and futures are described in more detail in the Notes to Financial
    Statements.

See Notes to Financial Statements

STATEMENT OF NET ASSETS
Western Asset Inflation Indexed Bond Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------
                                                           % OF                        MATURITY
                                                        NET ASSETS       RATE            DATE           PAR           VALUE
                                                     ----------------------------------------------------------------------------
Long-Term Securities                                       99.4%

U.S. Government and Agency Obligations                     99.4%
United States Treasury Inflation-Indexed Security                       3.375%         1/15/07         $1,072     $  1,104/A/
United States Treasury Inflation-Indexed Security                       3.625%         1/15/08          1,821        1,890/A/
United States Treasury Inflation-Indexed Security                       3.875%         1/15/09          1,708        1,797/A/
United States Treasury Inflation-Indexed Security                       4.750%         1/15/10            247          266/A/
United States Treasury Inflation-Indexed Security                       3.625%         4/15/28          3,321        3,410/A/
United States Treasury Inflation-Indexed Security                       3.875%         4/15/29          3,328        3,573/A/
                                                                                                                  --------

Total U.S. Government and Agency Obligations
  (Identified Cost $11,981)                                                                                         12,040
                                                                                                                  --------
Total Long-Term Securities
  (Identified Cost $11,981)                                                                                         12,040
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                       9.0%

Repurchase Agreements                                       9.0%
Merrill Lynch Government Securities, Inc.
  3.40%, dated 9/28/01, to be repurchased at $1,084 on
  10/1/01 (Collateral: $1,060 Freddie Mac Medium-term
  Notes, 5.70% due 7/11/06, value $1,121)                                                               1,084        1,084
                                                                                                                  --------

Total Short-Term Securities
  (Identified Cost $1,084)                                                                                           1,084
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                         108.4%
  (Identified Cost $13,065)                                                                                         13,124

Other Assets Less Liabilities                              (8.4)%                                                   (1,017)
                                                                                                                  --------

Net Assets                                                100.0%                                                  $ 12,107
                                                                                                                  ========

Western Asset Inflation Indexed Bond Portfolio



September 30, 2001 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 1,200 Institutional Class shares outstanding                         $12,000
Under/(over) distributed net investment income                                                                      (2)
Accumulated net realized gain/(loss) on investments, options and futures                                            50
Unrealized appreciation/(depreciation) of investments, option and futures                                           59
                                                                                                               -------

Net Assets                                                                                                     $12,107
                                                                                                               =======
Net Asset Value Per Share                                                                                      $ 10.09
                                                                                                               =======
--------------------------------------------------------------------------------------------------------------------------

/A/ U.S. Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

See Notes to Financial Statements

STATEMENT OF NET ASSETS
Western Asset High Yield Portfolio

September 30, 2001 (Unaudited)
(Amounts inThousands)

-----------------------------------------------------------------------------------------------------------------------------
                                              % OF                                 MATURITY
                                           NET ASSETS            RATE                DATE           PAR            VALUE
                                        -------------------------------------------------------------------------------------
Long-Term Securities                             93.7%

Corporate Bonds and Notes                        80.0%
Advertising                                       0.1%
Next Generation Network, Inc.                                 14.000%                2/1/03       $ 1,522        $  122/F/
                                                                                                                 ------
Apparel                                           0.5%
Levi Strauss & Co.                                             6.800%               11/1/03           850           646
                                                                                                                 ------

Auto Parts & Equipment                            1.5%
American Axle & Manufacturing Inc.                             9.750%                3/1/09         1,260         1,184
Lear Corporation                                               8.110%               5/15/09           670           664
Tenneco Automotive Inc.                                       11.625%              10/15/09           685           223
                                                                                                                 ------
                                                                                                                  2,071
Banking and Finance                               2.4%
Alamosa Delaware, Inc.                                        13.625%               8/15/11         1,250         1,181/B/
Armkel Finance, Inc.                                           9.500%               8/15/09           930           939/B/
Ford Motor Credit Company                                      7.375%                2/1/11           360           369
Golden State Holdings                                          7.125%                8/1/05           500           510
The FINOVA Group Inc.                                          7.500%              11/15/09         1,265           506/H/
                                                                                                                 ------
                                                                                                                  3,505

Building Materials                                1.6%
American Standard Cos., Inc.                                   8.250%                6/1/09           375           371
Nortek, Inc.                                                   8.875%                8/1/08         1,295         1,153
Nortek, Inc.                                                   9.875%               6/15/11           850           739
                                                                                                                 ------
                                                                                                                  2,263
Cable                                             6.6%
Adelphia Communications Corporation                           10.875%               10/1/10         1,495         1,315
Adelphia Communications Corporation                           10.250%               6/15/11           730           628
Charter Communications Holdings LLC                            8.625%                4/1/09         2,150         1,913
Charter Communications Holdings LLC                           10.750%               10/1/09         1,025         1,030
Charter Communications Holdings LLC                            9.625%              11/15/09         1,350         1,276/B/
CSC Holdings Inc.                                              7.625%                4/1/11         1,150         1,146/B/
Insight Communications Company, Inc.                           0.000%               2/15/11         1,300           696/G/
LIN Television Corporation                                     8.000%               1/15/08           330           315/B/
Mediacom LLC                                                   9.500%               1/15/13           436           432/B/
Price Communications Wireless, Inc.                            9.125%              12/15/06           720           720
                                                                                                                 ------
                                                                                                                  9,471

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)
________________________________________________________________________________

                                                     % OF                      MATURITY
                                                  NET ASSETS        RATE         DATE              PAR             VALUE
                                               -----------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Chemicals                                            5.0%
Equistar Chemicals L.P.                                           10.125%        9/1/08         $  810            $  751/B/
Georgia Gulf Corporation                                          10.375%       11/1/07            620               614
Hercules Incorporated                                             11.125%      11/15/07            203               195/B/
Huntsman Corporation                                               9.500%        7/1/07          1,840               469/B/
Huntsman ICI Holdings LLC                                          0.000%      12/31/09          4,260               980/D/
IMC Global Inc.                                                   10.875%        6/1/08            867               855/B/
MacDermid, Incorporated                                            9.125%       7/15/11            950               869
Millennium America Incorporated                                    9.250%       6/15/08            530               497
Noveon, Inc.                                                      11.000%       2/28/11            500               490
Terra Industries Inc.                                             10.750%       9/30/03            870               826
Terra Industries Inc.                                             10.500%       6/15/05            710               579
                                                                                                                  ------
                                                                                                                   7,125
Construction and Machinery                           1.3%
Better Minerals & Aggregates                                      13.000%       9/15/09            600               450
Terex Corporation                                                  8.875%        4/1/08            250               240
Terex Corporation                                                 10.375%        4/1/11          1,160             1,114
                                                                                                                  ------
                                                                                                                   1,804
Consumer Products                                    0.8%
Decora Industries, Inc.                                           11.000%        5/1/05            500                12/H/
Weight Watchers International Inc.                                13.000%       10/1/09          1,040             1,186
                                                                                                                  ------
                                                                                                                   1,198
Containers & Packaging (Paper)                       3.5%
Container Corporation of America                                   9.750%        4/1/03            420               422
Four M Corporation                                                12.000%        6/1/06            840               739
Packaging Corp. of America                                         9.625%        4/1/09          1,000             1,040
Plastipak Holdings Incorporated                                   10.750%        9/1/11            880               885/B/
Riverwood International Corporation                               10.875%        4/1/08          1,900             1,767
Stone Container Corporation                                        9.750%        2/1/11            150               153
                                                                                                                  ------
                                                                                                                   5,006
Diversified Services                                 0.9%
Kansas City Southern Railway                                       9.500%       10/1/08          1,325             1,351
                                                                                                                  ------
Electric                                             4.7%
CMS Energy Corporation                                             9.875%      10/15/07          1,270             1,347
L-3 Communications Corp.                                          10.375%        5/1/07          1,320             1,353
Orion Power Holdings, Inc.                                        12.000%        5/1/10          1,740             2,227
The AES Corporation                                                9.500%        6/1/09            820               697
The AES Corporation                                                9.375%       9/15/10          1,105             1,066
                                                                                                                  ------
                                                                                                                   6,690

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------
                                                  %OF                      MATURITY
                                                NET ASSETS       RATE        DATE         PAR             VALUE
                                              -------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Electronics (Semiconductors)                      0.4%
Amkor Technology, Inc.                                           9.250%     2/15/08      $  630          $   504
                                                                                                         -------
Energy                                            2.6%
Calpine Corporation                                              8.625%     8/15/10       1,840            1,803
Ocean Energy, Inc.                                               8.375%      7/1/08         690              721
Peabody Energy Corporation                                       8.875%     5/15/08          80               82
Peabody Energy Corporation                                       9.625%     5/15/08       1,014            1,050
                                                                                                         -------
                                                                                                           3,656
Engineering and Construction                      0.2%
Washington Group International, Inc.                            11.000%      7/1/10       1,565              219/B,H/
                                                                                                         -------

Entertainment                                     1.1%
Booth Creek Ski Holdings, Inc.                                  12.500%     3/15/07         750              615
Six Flags, Inc.                                                  0.000%      4/1/08       1,125              877/G/
Six Flags, Inc.                                                  9.500%      2/1/09         105               98
                                                                                                         -------
                                                                                                           1,590
Environmental Services                            2.2%
Allied Waste North America Incorporated                          8.875%      4/1/08         250              254/B/
Allied Waste North America Incorporated                          7.875%      1/1/09       1,000              963
Allied Waste North America Incorporated                         10.000%      8/1/09       1,920            1,920
Safety-Kleen Corp.                                               9.250%     5/15/09       1,511              0.2/H/
                                                                                                           3,137
                                                                                                         -------
Food, Beverage and Tobacco                        0.4%
Cott Corporation                                                 8.500%      5/1/07         500              502
                                                                                                         -------
Forest Products/Paper                             0.4%
Potlatch Corporation                                            10.000%     7/15/11         630              639/B/
                                                                                                         -------
Gaming                                            4.1%
Anchor Gaming                                                    9.875%    10/15/08         425              438
Argosy Gaming Company                                            9.000%      9/1/11         450              448
Boyd Gaming Corporation                                          9.250%     10/1/03         520              509
Horseshoe Gaming Holding Corp.                                   8.625%     5/15/09       1,100            1,078
Mohegan Tribal Gaming Authority                                  8.750%      1/1/09         325              327
Park Place Entertainment Corporation                             9.375%     2/15/07          60               58
Park Place Entertainment Corporation                             8.125%     5/15/11         250              226
Pinnacle Entertainment, Inc.                                     9.250%     2/15/07         590              490/B/
Station Casinos, Inc.                                            9.875%      7/1/10       1,355            1,233
Venetian Casino Resort LLC                                      14.250%    11/15/05       1,250            1,069/G/
                                                                                                         -------
                                                                                                           5,876

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------
                                                     % OF                     MATURITY
                                                  NET ASSETS      RATE          DATE           PAR          VALUE
                                                 --------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Health Care                                          7.1%
Beverly Enterprises, Inc.                                         9.625%        4/15/09      $  780          $  811/B/
DaVita, Inc.                                                      9.250%        4/15/11         490             507
Fresenius Medical Care Capital Trust II                           7.875%         2/1/08       1,010             995/J/
HCA Inc.                                                          8.750%         9/1/10       1,250           1,363
HEALTHSOUTH Corporation                                          10.750%        10/1/08         945           1,021
HEALTHSOUTH Corporation                                           8.375%        10/1/11         730             734/B/
Magellan Health Services, Inc.                                    9.000%        2/15/08       1,215           1,166
Tenet Healthcare Corporation                                      8.625%        1/15/07       2,035           2,127
Triad Hospitals, Inc                                              8.750%         5/1/09         780             800
Vanguard Health Systems Inc.                                      9.750%         8/1/11       1,510           1,540/B/
                                                                                                             ------
                                                                                                             11,064
Homebuilding                                         3.8%
Atrium Companies Inc.                                            10.500%         5/1/09         640             531
KB HOME                                                           9.500%        2/15/11         350             327
Pulte Home, Inc.                                                  7.875%         8/1/11       1,270           1,200/B/
Schuler Homes, Inc.                                               9.375%        7/15/09         650             618/B/
Schuler Homes, Inc.                                              10.500%        7/15/11         710             674/B/
The Ryland Group, Inc.                                            8.000%        8/15/06          40              38
The Ryland Group, Inc.                                            9.750%         9/1/10       1,310           1,297
Toll Corp.                                                        8.125%         2/1/09         240             216
WCI Communiites, Inc.                                            10.625%        2/15/11         600             558
                                                                                                             ------
                                                                                                              5,459
Industrial Services                                  0.4%
Holley Performance Products                                      12.250%        9/15/07       1,090             501
                                                                                                             ------

Insurance                                            1.3%
Conseco, Inc.                                                     8.750%         2/9/04         710             561
Conseco, Inc.                                                    10.750%        6/15/08         300             234
Willis Corroon Corporation                                        9.000%         2/1/09       1,125           1,136
                                                                                                             ------
                                                                                                              1,931
Lodging/Hotels                                       1.1%
Extended Stay America, Inc.                                       9.150%        3/15/08         180             159
Extended Stay America, Inc.                                       9.875%        6/15/11         860             761/B/
HMH Properties, Inc.                                              8.450%        12/1/08         860             722
                                                                                                             ------
                                                                                                              1,642
Machinery (Diversified)                              0.6%
AGCO Corporation                                                  9.500%         5/1/08         870             861/B/
                                                                                                             ------

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts inThousands)

--------------------------------------------------------------------------------

                                               % OF                  MATURITY
                                             NET ASSETS    RATE        DATE       PAR            VALUE
                                            --------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Manufacturing (Diversified)                       2.1%
AAF-McQuay Inc.                                             8.875%   2/15/03   $  400          $   384
Actuant Corporation                                        13.000%    5/1/09      740              740
Cambridge Industries, Inc.                                 10.250%   7/15/07      500               65/H/
Dresser Inc.                                                9.375%   4/15/11    1,230            1,224/B/
Juno Lighting, Inc.                                        11.875%    7/1/09      340              316
Nortek, Inc.                                                9.125%    9/1/07      260              250
                                                                                               -------
                                                                                                 2,979
Media                                             4.0%
AMFM Inc.                                                   8.125%  12/15/07      145              149
AMFM Inc.                                                   8.000%   11/1/08      940              968
Brill Media Company, LLC                                    12.00%  12/15/07    1,000              380/G/
EchoStar DBS Corporation                                    9.375%    2/1/09    1,770            1,726
Emmis Communications                                        0.000%   3/15/11    1,250              663/D/
Fox Sports Networks, LLC                                    8.875%   8/15/07      330              338
Garden State Newspapers, Inc.                               8.750%   10/1/09      890              783
Paxson Communications Corporation                          10.750%   7/15/08      320              317/B,F/
Sinclair Broadcast Group, Inc.                              9.000%   7/15/07      330              300
Sinclair Broadcast Group, Inc.                              8.750%  12/15/07      170              153
                                                                                               -------
                                                                                                 5,777
Medical Supplies/Services                         1.2%
Fisher Scientific International Inc.                        9.000%    2/1/08    1,120            1,111
Magellan Health Services, Inc.                              9.375%  11/15/07      640              645/B/
                                                                                               -------
                                                                                                 1,756
Metals                                            0.8%
Kaiser Aluminum & Chemical                                 12.750%    2/1/03    1,580            1,138
                                                                                               -------

Miscellaneous Services                            0.2%
Stewart Enterprises, Inc.                                  10.750%    7/1/08      280              295/B/
                                                                                               -------

Office Equipment and Supplies                     0.2%
Xerox Corporation                                           5.500%  11/15/03      250              218
                                                                                               -------

Oil and Gas                                       1.9%
Amerigas Partners, L.P.                                     8.875%   5/20/11      260              267/B/
El Paso Energy Partners, L.P.                               8.500%    6/1/11      290              298/B/
Forest Oil Corporation                                      8.000%   6/15/08      752              737/B/
Mission Resources Corporation                              10.875%    4/1/07      570              513/B/
Pioneer Natural Resources Company                           9.625%    4/1/10      275              293
Vintage Petroleum, Inc.                                     7.875%   5/15/11      590              590
                                                                                               -------
                                                                                                 2,698
Paper                                             0.2%
Buckeye Technologies Inc.                                   8.000%  10/15/10      310              260
                                                                                               -------

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------
                                                % OF                       MATURITY
                                              NET ASSETS       RATE          DATE          PAR         VALUE
                                              --------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Pharmaceuticals                                   1.7%
AmerisourceBergen Corporation                                 8.125%        9/1/08      $    560     $   574/B/
ICN Pharmaceuticals, Inc.                                     8.750%      11/15/08         1,620       1,849/B/
                                                                                                     -------
                                                                                                       2,423
Pharmacy Services                                 0.4%
Express Scripts, Inc.                                         9.625%       6/15/09           190         207
Omnicare, Inc.                                                8.125%       3/15/11           400         404/B/
                                                                                                     -------
                                                                                                         611
Real Estate Investment Trusts                     0.3%
Felcor Lodging Trust Inc.                                     9.500%       9/15/08           300         261/B/
Host Marriott Corporation                                     9.250%       10/1/07           250         220
                                                                                                     -------
                                                                                                         481
Retail                                            0.3%
Backsaver Acquisition Corp.                                   9.250%       5/31/08           125          46/C,F,I/
Relax The Back Acquisition Corp.                              9.250%       5/31/08            54          19/C,F,I/
Samsonite Corporation                                        10.750%       6/15/08           490         348
                                                                                                     -------
                                                                                                         413
Steel (Producers)                                 1.3%
AK Steel Corporation                                          7.875%       2/15/09         2,000       1,860
                                                                                                     -------

Telecommunications                                6.9%
Adelphia Business Solutions, Inc.                            12.250%        9/1/04           375         255
Adelphia Business Solutions, Inc.                            12.000%       11/1/07           650         221
AirGate PCS, Inc.                                             0.000%       10/1/09         1,653       1,066/G/
American Tower Corporation                                    9.375%        2/1/09           906         770
Dobson Communications Corporation                            10.875%        7/1/10           820         832
EchoStar Broadband Corporation                               10.375%       10/1/07           220         222
Horizon PCS, Inc.                                             0.000%       10/1/10         1,500         615/G/
Insight Midwest LP Insight Capital Inc.                      10.500%       11/1/10           500         528
Level 3 Communications, Inc.                                 11.000%       3/15/08            30          14
Level 3 Communications, Inc.                                  9.125%        5/1/08           490         211
McLeodUSA Incorporated                                        0.000%        3/1/07         1,025         307/G/
McLeodUSA Incorporated                                       11.375%        1/1/09           237          69
Nextel Communications, Inc.                                   0.000%      10/31/07         3,000       1,740/G/
Nextel Communications, Inc.                                   9.375%      11/15/09           158          97
Nextel Communications, Inc.                                   5.250%       1/15/10           638         334/E/
Nextel Communications, Inc.                                   9.500%        2/1/11           400         244
Spectrasite Holdings, Inc.                                    0.000%       3/15/10         1,070         278/G/
TeleCorp PCS, Inc.                                           10.625%       7/15/10         1,080         983
Tritel PCS, Inc.                                             10.375%       1/15/11           750         645
VoiceStream Wireless Corporation                             10.375%      11/15/09           435         497
                                                                                                     -------
                                                                                                       9,928

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           % OF                       MATURITY
                                                        NET ASSETS        RATE          DATE        PAR            VALUE
                                                 ----------------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)

Telecommunications (Cellular/Wireless)                      1.1%
Crown Castle International Corp.                                         9.375%        8/1/11     $ 1,630        $   1,402
iPCS, Inc.                                                               0.000%       7/15/10         370              185/G/
                                                                                                                 ---------
                                                                                                                     1,587
Textiles (Apparel)                                          0.8%
The William Carter Company                                              10.875%       8/15/11       1,100            1,116/B/
                                                                                                                 ---------
Transportation                                              1.7%
Avis Group Holdings, Inc.                                               11.000%        5/1/09       2,220            2,450
                                                                                                                 ---------
Transportation Services                                     0.3%
Collins & Aikman Products Corporation                                   11.500%       4/15/06         500              450
                                                                                                                 ---------
Total Corporate Bonds and Notes
 (Identified Cost $115,273)                                                                                        115,273
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                            11.4%
Banking and Finance                                         0.2%
Tembec Finance Corp.                                                     9.875%       9/30/05         250              248
                                                                                                                 ---------
Cable                                                       2.1%
Diamond Cable Communications Plc                                         11.75%      12/15/05       1,500              698/G/
Rogers Communications, Inc.                                              8.875%       7/15/07       1,000              955
Rogers Cablesystems Limited                                             10.000%       12/1/07         500              520
Telewest Communications plc                                              9.625%       10/1/06       1,040              603
Telewest Communications plc                                             11.000%       10/1/07         310              192
                                                                                                                 ---------
                                                                                                                     2,968
Cable and Media                                             0.3%
Callahan Nordrhein Westfalen                                             0.000%       7/15/10       1,750              394/G/
                                                                                                                 ---------
Chemicals                                                   0.6%
Avecia Group plc                                                        11.000%        7/1/09         915              869
                                                                                                                 ---------
Diversified Services                                        0.6%
Yell Finance B.V.                                                       10.750%        8/1/11         840              844/B/
                                                                                                                 ---------
Electric                                                    0.8%
AES Drax Energy Ltd.                                                    11.500%       8/30/10       1,065            1,097
                                                                                                                 ---------
Electronics (Semiconductors)                                0.5%
Flextronics International Ltd.                                           9.875%        7/1/10         752              737
                                                                                                                 ---------

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------
                                                 % OF               MATURITY
                                              NET ASSETS    RATE      DATE      PAR           VALUE
                                             ------------------------------------------------------------
Yankee Bonds (CONTINUED)

Energy                                          0.9%
Calpine Canada Energy Finance                               8.500%    5/1/08   $1,350     $      1,318
                                                                                          ------------
Entertainment                                   0.2%
Alliance Atlantis Communications Inc.                      13.000%  12/15/09      355              366
                                                                                          ------------

Forestry                                        1.4%
Ainsworth Lumber Co. Ltd.                                  12.500%   7/15/07    1,740            1,505
Tembec Industries Inc.                                      8.500%    2/1/11      480              480
                                                                                          ------------
                                                                                                 1,985
Media                                           0.4%
British Sky Broadcasting Group plc                          7.300%  10/15/06      310              313
British Sky Broadcasting Group plc                          6.875%   2/23/09      280              263
                                                                                          ------------
                                                                                                   576
Oil and Gas                                     0.7%
Triton Energy Limited                                       8.875%   10/1/07      870              957
                                                                                          ------------

Paper                                           0.1%
Norske Skog Canada Limited                                  8.625%   6/15/11      220              218/B/
                                                                                          ------------

Services                                        0.3%
Compagnie Generale de Geophysique SA                       10.625%  11/15/07      500              497
                                                                                          ------------

Specialty Printing                              0.6%
Quebecor Media Inc.                                        11.125%   7/15/11      890              881/B/
                                                                                          ------------

Telecommunications                              0.8%
Global Crossing Holdings Ltd.                               9.500%  11/15/09      898              373
Microcell Telecommunications Inc.                           0.000%    6/1/06       80               36/G/
Rogers Wireless Communications Inc.                         9.625%    5/1/11      735              705
                                                                                          ------------
                                                                                                 1,114
Transportation                                  0.9%
Gearbulk Holding Ltd.                                      11.250%   12/1/04      480              463
Teekay Shipping Corporation                                 8.875%   7/15/11      850              842
                                                                                          ------------
                                                                                                 1,305
Total Yankee Bonds
 (Identified Cost $16,374)                                                                      16,374
--------------------------------------------------------------------------------------------------------

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------
                                                                % OF                    MATURITY    SHARES/
                                                             NET ASSETS      RATE         DATE        PAR       VALUE
                                                          -------------------------------------------------------------------
Common Stocks                                                   N.M.
Telecommunications (Cellular/Wireless)                          N.M.
Price Communications Corporation                                                                       1 shs   $      9
                                                                                                               --------

Total Common Stock
  (Identified Cost $9)                                                                                                9
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                2.4%
Cable                                                           1.2%
Cablevision Systems Corporation                                             11.130%                    9            966
Cablevision Systems Corporation                                             11.750%                    7            744
                                                                                                               --------
                                                                                                                  1,710
Industrial                                                      0.3%
High Voltage Engineering Corporation                                        12.500%                    3            338/F/
                                                                                                               --------

Media                                                           0.9%
Paxson Communications Corporation                                           13.250%                 0.09            864/B/
Sinclair Broadcast Group, Inc.                                              11.625%                    5            464
                                                                                                               --------
                                                                                                                  1,328
Total Preferred Stocks
  (Identified Cost $3,376)                                                                                        3,376
-----------------------------------------------------------------------------------------------------------------------------
Warrants                                                        N.M.
Next Generation Network, Inc.                                                                          3 wts       0.02
Horizon PCS, Inc.                                                                                      2             30
                                                                                                               --------

Total Warrants
  (Identified Cost $30)                                                                                              30
                                                                                                               --------
Total Long-Term Securities
  (Identified Cost $135,062)                                                                                    135,062
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                           0.9%
Corporate Bonds and Notes                                       0.3%
Kaiser Aluminum & Chemical                                                   9.875%  2/15/02      $  460            449
                                                                                                               --------

Yankee Bonds/A/                                                 0.6%
Xerox Capital Europe Plc                                                     5.750%  5/15/02         950            907
                                                                                                               --------

Total Short-Term Securities
  (Identified Cost $1,356)                                                                                        1,356
-----------------------------------------------------------------------------------------------------------------------------

Western Asset High Yield Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                             94.7%
  (Identified Cost $136,418)                                                                                            $136,418
Other Assets Less Liabilities                                                                  5.3%                        7,530
                                                                                                                        --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 14,395 Institutional Class shares outstanding                   $143,948
                                                                                                          --------

Net Assets                                                                                   100.0%                     $143,948
                                                                                                                        ========

Net Asset Value Per Share                                                                                               $  10.00
                                                                                                                        ========

-----------------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 20.9% of net assets.
/C/ Private placement.
/D/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ Convertible Security - Security may be converted into common stock of the company.
/F/ Pay-In-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.
/G/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate change.
/H/ Bond is in default at September 30, 2001.
/I/ Illiquid security valued at fair value under procedures adopted by the Board of Directors.
/J/ Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
/K/ Non-income producing.

See Notes to Financial Statements

STATEMENT OF NET ASSETS
Western Asset Non-U.S. Fixed Income Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------

                                                            % OF               MATURITY
                                                         NET ASSETS     RATE     DATE      PAR/A/     Value
                                                         ---------------------------------------------------------
Long-Term Securities                                         88.3%

British Sterling                                              5.7%
Corporate Bonds and Notes                                     1.1%
Halifax Plc                                                            6.375%    4/3/08      200     $   304
National Westminster Bank                                              7.125%   10/5/22      200         311
ScottishPower plc                                                      8.375%   2/20/17       83         141
                                                                                                     -------
                                                                                                         756
Government Obligations                                        4.6%
United Kingdom of Great Britain and Northern Ireland                    7.25%   12/7/07    1,400       2,310
United Kingdom of Great Britain and Northern Ireland                    5.75%   12/7/09      275         426
United Kingdom of Great Britain and Northern Ireland                    6.00%   12/7/28      200         349
United Kingdom of Great Britain and Northern Ireland                    4.25%    6/7/32       50          68
                                                                                                     -------
                                                                                                       3,153

Total British Sterling                                                                                 3,909
------------------------------------------------------------------------------------------------------------------

Canadian Dollar                                              14.3%
Government Obligations                                       14.3%
Canada                                                                  6.00%    9/1/05    4,010       2,682
Province of British Columbia                                            5.25%   12/1/06    3,550       2,273
Province of Ontario                                                     5.90%    3/8/06    3,800       2,515
Province of Quebec                                                      6.50%   12/1/05    3,550       2,395
                                                                                                     -------
Total Canadian Dollar                                                                                  9,865
------------------------------------------------------------------------------------------------------------------

Danish Krone                                                  2.6%
Corporate Bonds and Notes                                     2.6%
Nykredit                                                                6.00%   10/1/29   11,359       1,361
Unikredit Realkredit                                                    6.00%    7/1/29    3,335         400
                                                                                                     -------
Total Danish Krone                                                                                     1,761
------------------------------------------------------------------------------------------------------------------

Euro                                                         58.2%
Corporate Bonds and Notes                                     0.4%
Innogy PLC                                                              6.25%   5/23/08      280         263
                                                                                                     -------

Western Asset Non-U.S. Fixed Income Portfolio


September 30, 2001 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------
                                                                 % OF                       MATURITY
                                                              NET ASSETS          RATE        DATE      PAR/A/          VALUE
                                                            -----------------------------------------------------------------
Long-Term Securities (CONTINUED)

Euro (CONTINUED)
Government Obligations                                           57.8%
Federal Republic of Germany                                                       5.25%      1/4/11     12,290     $  11,569
Federal Republic of Germany                                                       5.50%      1/4/31      4,400         4,001
French Republic                                                                   5.50%     4/25/29      2,500         2,256
Hellenic Republic                                                                 5.35%     5/18/11      3,500         3,203
Italian Republic                                                                  6.00%      5/1/31     12,500        11,682
Kingdom of Belgium                                                                5.50%     3/28/28      2,100         1,851
Republic of Italy                                                                 5.25%      8/1/11      5,800         5,339
                                                                                                                   ---------
                                                                                                                      39,901

Total Euro                                                                                                            40,164
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona                                                     7.5%
Corporate Bonds and Notes                                         7.5%
AB Spintab                                                                        5.75%     6/15/05     29,000         2,789
Statens Bostadsfinansier                                                          5.50%     3/15/06     25,400         2,411
                                                                                                                   ---------
Total Swedish Krona                                                                                                    5,200

Total Long-Term Securities
  (Identified Cost $61,074)                                                                                           60,899
----------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                             9.5%
Options Purchased/C/                                              8.4%
Euribor Call, December 2001, Strike Price EUR 96                                                         1,278/B/        686
Euribor Call, January 2002, Strike Price EUR 95.5                                                        5,173/B/      5,108
                                                                                                                   ---------
                                                                                                                       5,794
Repurchase Agreements                                             1.1%
State Street Cayman Islands
  1.25%, dated 9/28/01, to be repurchased at $743 on
  10/1/01 (Collateral: $550 United States Treasury Bonds,
  8.785% due 8/15/17, value $749)                                                                          743           743

Total Short-Term Securities
  (Identified Cost $4,956)                                                                                             6,537
----------------------------------------------------------------------------------------------------------------------------

Western Asset Non-U.S. Fixed Income Portfolio

September 30, 2001 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                   97.8%
  (Identified Cost $66,030)                                                                                        $67,436
Other Assets Less Liabilities                                                        2.2%                            1,513
                                                                                                                   -------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 7,270 Institutional Class shares outstanding              $73,326
Under/(over) distributed net investment income                                                       (4,795)
Accumulated net realized gain/(loss) on investments, options,
  futures and currency transactions                                                                    (737)
Unrealized appreciation/(depreciation) of investments, options,
  futures and currency transactions                                                                   1,155
                                                                                                    -------
Net Assets                                                                         100.0%                          $68,949
                                                                                                                   =======
Net Asset Value Per Share                                                                                          $  9.48
                                                                                                                   =======
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                ACTUAL           APPRECIATION/
                                                                           EXPIRATION          CONTRACTS         (DEPRECIATION)
                                                                         -------------------------------------------------------
Options Written/C/
Eurodollar Future Put, Strike Price $93                                    December 2001           42              $      51
                                                                                                                   ---------
-------------------------------------------------------------------------------------------------------------------------------

/A/ Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency.
/B/  Represents actual number of contracts.
/C/ Options and futures are described in more detail in the Notes to Financial Statements.

See Notes to Financial Statements

STATEMENTS OF OPERATIONS




(Amounts in Thousands) (Unaudited)

---------------------------------------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED SEPTEMBER 30, 2001
                               --------------------------------------------------------------------------------
                                                                      WESTERN                  WESTERN
                                                          WESTERN      ASSET       WESTERN      ASSET
                                WESTERN      WESTERN       ASSET     INFLATION      ASSET      NON-U.S.
                                 ASSET        ASSET        CORE       INDEXED       HIGH        FIXED
                             INTERMEDIATE      CORE        PLUS         BOND        YIELD       INCOME
                               PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO*   PORTFOLIO
--------------------------------------------------------------------------------------------------------
Investment Income:
 Interest                        $ 14,985    $ 26,186     $ 17,260    $    344           --    $  1,886
 Dividends                            160         149           80          --           --          --
                                 --------    --------     --------    --------   ----------    --------
   Total income                    15,145      26,335       17,340         344           --       1,886
                                 --------    --------     --------    --------   ----------    --------
Expenses:
 Advisory Fee                         993       1,876        1,287          12           --         160
 Distribution and service
  fees                                 --           2           --          --           --          --
 Transfer agent and
  shareholder
   servicing expense                    9          17            9           3           --           6
 Audit and legal fees                  29          47           29           3           --          16
 Custodian fees                        79         209          185          15           --         101
 Directors' fees                       16          16           16           8           --          16
 Registration fees                     26          27           92           1           --           6
 Reports to shareholders                9          17            7          --           --           1
 Other expenses                         6           8            7          --           --           1
                                 --------    --------     --------    --------   ----------    --------
                                    1,167       2,219        1,632          42           --         307
   Less fees waived                   (50)        (84)        (336)        (27)          --        (112)
                                 --------    --------     --------    --------   ----------    --------
   Total expenses, net of
    waivers                         1,117       2,135        1,296          15           --         195
                                 --------    --------     --------    --------   ----------    --------
Net Investment Income              14,028      24,200       16,044         329           --       1,691

Net Realized and Unrealized Gain (Loss)
 on Investments:
 Realized gain (loss) on:
   Investments                      5,055      10,448        4,019          50           --        (879)
   Options                            859       2,168         (707)         --           --         613
   Futures                            685        (273)       6,835          --           --       1,517
   Foreign currency
    transactions                      N/A         N/A          796         N/A           --       1,631
   Swaps                               --        (447)        (243)         --           --          --
                                 --------    --------     --------    --------   ----------    --------
                                    6,599      11,896       10,700          50           --       2,882
                                 --------    --------     --------    --------   ----------    --------
 Change in unrealized gain
  (loss) on:
   Investments                      4,911      14,460        5,656          81           --      (1,152)
   Assets and liabilities
    denominated
     in foreign currency              N/A         N/A           17         N/A           --         (22)
                                 --------    --------     --------    --------   ----------    --------
                                    4,911      14,460        5,673          81           --      (1,174)
                                 --------    --------     --------    --------   ----------    --------
Net realized and
 unrealized gain
 (loss) on investments             11,510      26,356       16,373         131           --       1,708
                                 --------    --------     --------    --------   ----------    --------
Change in net assets
 resulting
 from operations                 $ 25,538    $ 50,556     $ 32,417    $    460           --    $  3,399
                                 ========    ========     ========    ========   ==========    ========
---------------------------------------------------------------------------------------------------------------

* September 28, 2001 (commencement of  operations)
N/A - Not Applicable

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS



(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                            WESTERN ASSET                            WESTERN ASSET
                                                            INTERMEDIATE                                 CORE
                                                              PORTFOLIO                                PORTFOLIO
                                               ------------------------------------     ------------------------------------
                                                SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                               SEPTEMBER 30, 2001    MARCH 31, 2001     SEPTEMBER 30, 2001    MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                              (UNAUDITED)
Change in Net Assets:
  Net investment income                             $ 14,028            $ 26,858             $ 24,200            $ 48,110

  Net realized gain (loss)
    on investments, options, futures,
    and foreign currency transaction                   6,599               7,191               11,896              12,651

  Change in unrealized appreciation
    (depreciation) of investments, options,
    futures and assets and liabilities
    denominated in foreign currencies                  4,911              17,285               14,460              33,633
                                                    --------            --------             --------            --------
  Change in net assets resulting from
    operations                                        25,538              51,334               50,556              94,394

Distributions to shareholders:
    From net investment income:
      Institutional Class                            (14,485)            (26,874)             (24,999)            (48,023)
      Financial
       Intermediary Class                                N/A                 N/A                  (49)               (105)

    From net realized gain
     on investments:
      Institutional Class                                 --                 --                    --                  --
      Financial
       Intermediary Class                                N/A                N/A                    --                  --

  Change in net assets from:
    Fund share transactions:
      Institutional Class                             63,352             57,306                22,229             131,268
      Financial Intermediary
         Class                                           N/A                N/A                  (116)                314
                                                    --------           --------              --------            --------
  Change in net assets                                74,405             81,766                47,621             177,848

Net Assets:
  Beginning of period                                457,822            376,056               828,342             650,494

  End of period                                     $532,227           $457,822              $875,963            $828,342
                                                    --------           --------              --------            --------

  Undistributed net investment
   income                                           $   (371)          $     86              $   (848)                 --
                                                    --------           --------              --------            --------
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                            WESTERN ASSET                            WESTERN ASSET
                                                              CORE PLUS                            INFLATION INDEXED
                                                              PORTFOLIO                             BOND PORTFOLIO
                                               ------------------------------------     ------------------------------------
                                                SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                               SEPTEMBER 30, 2001    MARCH 31, 2001     SEPTEMBER 30, 2001    MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                              (UNAUDITED)
Change in Net Assets:
  Net investment income                             $ 16,044           $ 21,463              $    329            $     90

  Net realized gain (loss)
    on investments, options, futures,
    and foreign currency transaction                  10,700              9,903                    50                  --

  Change in unrealized appreciation
    (depreciation) of investments, options,
    futures and assets and liabilities
    denominated in foreign currencies                  5,673             11,614                    81                 (22)
                                                    --------           --------              --------            --------
  Change in net assets resulting from
    operations                                        32,417             42,980                   460                  68

Distributions to shareholders:
    From net investment income:
      Institutional Class                            (16,036)           (21,542)                 (331)                (90)
      Financial
       Intermediary Class                                N/A                N/A                   N/A                 N/A

    From net realized gain
     on investments:
      Institutional Class                             (7,636)                --                    --                  --
      Financial
       Intermediary Class                                N/A                N/A                   N/A                 N/A

  Change in net assets from:
    Fund share transactions:
      Institutional Class                            287,563            207,829                     0              12,000
      Financial Intermediary
         Class                                           N/A                N/A                   N/A                 N/A
                                                    --------           --------              --------            --------
  Change in net assets                               296,308            229,267                   129              11,978

Net Assets:
  Beginning of period                                444,451            215,184                11,978                  --

  End of period                                     $740,759           $444,451              $ 12,107            $ 11,978
                                                    --------           --------              --------            --------

  Undistributed net investment
   income                                           $ (1,197)          $ (1,205)             $     (2)                 --
                                                    --------           --------              --------            --------
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                  WESTERN ASSET                     WESTERN ASSET
                                                    HIGH YIELD                     NON-U.S. FIXED
                                                    PORTFOLIO                     INCOME PORTFOLIO
                                               -------------------     ------------------------------------
                                                  PERIOD ENDED          SIX MONTHS ENDED       YEAR ENDED
                                               SEPTEMBER 30, 2001*     SEPTEMBER 30, 2001    MARCH 31, 2001
-----------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)            (UNAUDITED)
Change in Net Assets:
  Net investment income                                   --           $  1,691                  $  3,837

  Net realized gain (loss)
    on investments, options, futures,
    and foreign currency transaction                      --              2,882                    (2,267)

  Change in unrealized appreciation
    (depreciation) of investments, options,
    futures and assets and liabilities
    denominated in foreign currencies                     --             (1,174)                    2,744
                                                    --------           --------                  --------
  Change in net assets resulting from
    operations                                            --              3,399                     4,314

Distributions to shareholders:
    From net investment income:
      Institutional Class                                 --             (3,087)                   (6,015)
      Financial
       Intermediary Class                                N/A                N/A                       N/A

    From net realized gain
     on investments:
      Institutional Class                                 --                 --                        --
      Financial
       Intermediary Class                                N/A                N/A                       N/A

  Change in net assets from:
    Fund share transactions:
      Institutional Class                            143,933            (24,748)                   32,560
      Financial Intermediary
         Class                                           N/A                N/A                       N/A
                                                    --------           --------                  --------
  Change in net assets                               143,933            (24,436)                   30,859

Net Assets:
  Beginning of period                                     15             93,385                    62,526

  End of period                                     $143,948           $ 68,949                  $ 93,385
                                                    --------           --------                  --------

  Undistributed net investment
   income                                                 --           $ (4,795)                 $ (3,399)
                                                    --------           --------                  --------
----------------------------------------------------------------------------------------------------------------

*  March 1, 2001 (commencement of operations) to March 31, 2001
** September 28, 2001 (commencement of operations)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

----------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT OPERATIONS
                                                                     -------------------------------------
                                                                                  NET REALIZED
                                                                                 AND UNREALIZED
                                                                                 GAIN (LOSS) ON
                                                                                  INVESTMENTS,
                                                         NET ASSET              OPTIONS, FUTURES   TOTAL
                                                          VALUE,         NET      AND FOREIGN      FROM
                                                         BEGINNING    INVESTMENT    CURRENCY    INVESTMENT
                                                         OF PERIOD      INCOME    TRANSACTIONS  OPERATIONS
----------------------------------------------------------------------------------------------------------
Western Asset Intermediate Portfolio
 Institutional Class/A/
   Six Months Ended September 30, 2001                    $10.65      $0.30/L/      $ 0.23        $0.53
   Years Ended March 31,
   2001                                                    10.09       0.68/L/        0.56         1.24
   2000                                                    10.62       0.63/L/       (0.38)        0.25
   1999                                                    10.85       0.58/L/        0.06         0.64
   Nine Months Ended March 31, 1998/B/                     10.72       0.46/L/        0.23         0.69
   Year Ended June 30, 1997                                10.48       0.55/L/        0.30         0.85

 Financial Intermediary Class
   Period Ended
     November 30, 1999/E/                                 $10.61      $0.41/M/      $(0.33)       $0.08
   Year Ended March 31, 1999/F/                            10.60       0.12/M/       (0.11)        0.01

Western Asset Core Portfolio
 Institutional Class/A/
   Six Months Ended September 30, 2001                    $11.09      $0.32/N/      $ 0.34        $0.66
   Years Ended March 31,
   2001                                                    10.39       0.73/N/        0.70         1.43
   2000                                                    11.01       0.67/N/       (0.46)        0.21
   1999                                                    11.59       0.64/N/       (0.01)        0.63
   Nine Months Ended March 31, 1998/B/                     11.28       0.49/N/        0.49         0.98
   Year Ended June 30, 1997                                11.05       0.70/N/        0.19         0.89

 Financial Intermediary Class
   Six Months Ended September 30, 2001                    $11.10      $0.30/O/      $ 0.35        $0.65
   Year Ended March 31, 2001                               10.40       0.70/O/        0.70         1.40
   Year Ended March 31, 2000/G/                            10.69       0.45/O/       (0.25)        0.20

Western Asset Core Plus Portfolio
   Six Months Ended September 30, 2001                    $10.07      $0.28/P/      $ 0.25        $0.53
   Years Ended March 31,
   2001                                                     9.48       0.66/P/        0.59         1.25
   2000                                                     9.97       0.55/P/       (0.37)        0.18
   1999/H/                                                 10.00       0.34/P/       (0.08)        0.26
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

-------------------------------------------------------------------------------------------------------------------------

               DISTRIBUTIONS                                                RATIOS/SUPPLEMENTAL DATA
--------------------------------------------           ------------------------------------------------------------------

                                                                                     NET
                  FROM                         NET                                INVESTMENT                    NET
    FROM           NET                        ASSET                   EXPENSES      INCOME                     ASSETS
    NET         REALIZED                      VALUE,                     TO           TO       PORTFOLIO       END OF
 INVESTMENT      GAIN ON          TOTAL       END OF    TOTAL         AVERAGE       AVERAGE     TURNOVER       PERIOD
   INCOME      INVESTMENTS    DISTRIBUTIONS   PERIOD    RETURN       NET ASSETS    NET ASSETS     RATE     (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
  $(0.31)       $   --          $(0.31)      $10.87     5.09%/L,C/    0.45%/L,D/    5.7%/L,D/    275.7%/D/      $532,227

   (0.68)           --           (0.68)       10.65    12.79%/L/      0.45%/L/      6.6%/L/      328.4%          457,822
   (0.78)           --           (0.78)       10.09     2.49%/L/      0.45%/L/      6.3%/L/      440.8%          376,056
   (0.57)        (0.30)          (0.87)       10.62     6.01%/L/      0.45%/L/      5.5%/L/      389.6%          314,534
   (0.46)        (0.10)          (0.56)       10.85     6.59%/L,C/    0.45%/L,D/    5.8%/L,D/    401.4%/D/       293,531
   (0.54)        (0.07)          (0.61)       10.72     8.32%/L/      0.45%/L/      6.3%/L/      419.3%          224,497



  $(0.43)           --          $(0.43)      $10.26     0.81%/M,C/    0.70%/M,D/    5.9%/M,D/    440.8%/D/      $     --
      --            --              --        10.61     0.09%/M,C/    0.70%/M,D/    5.2%/M,D/    389.6%/D/         3,792



  $(0.33)       $   --          $(0.33)      $11.42     6.04%/N,C/    0.50%/N,D/    5.7%/N,D/    677.2%/D/      $874,145

   (0.73)           --           (0.73)       11.09    14.37%/N/      0.50%/N/      6.8%/N/      387.2%          826,459
   (0.80)        (0.03)          (0.83)       10.39     1.99%/N/      0.50%/N/      6.3%/N/      260.4%          649,038
   (0.65)        (0.56)          (1.21)       11.01     5.61%/N/      0.50%/N/      5.7%/N/      484.3%          685,489
   (0.53)        (0.14)          (0.67)       11.59     8.91%/N,C/    0.50%/N,D/    6.0%/N,D/    226.9%/D/       617,676
   (0.65)        (0.01)          (0.66)       11.28     8.27%/N/      0.50%/N/      6.4%/N/      384.8%          508,353


  $(0.32)       $   --          $(0.32)      $11.43     5.91%/O,C/    0.75%/O,D/    5.4%/O,D/    677.2%/D/      $  1,818
   (0.70)           --           (0.70)       11.10    13.96%/O/      0.75%/O/      6.6%/O/      387.2%            1,883
   (0.49)           --           (0.49)       10.40     1.97%/O,C/    0.75%/O,D/    6.2%/O,D/    260.4%/D/         1,456


  $(0.28)       $(0.15)         $(0.43)      $10.17     5.46%/P,C/    0.45%/P,D/    5.6%/P,D/    626.5%/D/      $740,759

   (0.66)           --           (0.66)       10.07    13.73%/P/      0.46%/P/      6.8%/P/      432.8%          444,451
   (0.67)           --           (0.67)        9.48     1.95%/P/      0.50%/P/      6.2%/P/      315.9%          215,184
   (0.22)        (0.07)          (0.29)        9.97     2.58%/P,C/    0.50%/P,D/    5.4%/P,D/    565.7%/D/       119,646
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT OPERATIONS
                                                                 --------------------------------------------------------------
                                                                                           NET REALIZED
                                                                                          AND UNREALIZED
                                                                                          GAIN (LOSS) ON
                                                                                           INVESTMENTS,
                                                     NET ASSET                           OPTIONS, FUTURES              TOTAL
                                                       VALUE,       NET                     AND FOREIGN                FROM
                                                     BEGINNING   INVESTMENT                   CURRENCY              INVESTMENT
                                                     OF PERIOD     INCOME                   TRANSACTIONS            OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Western Asset Inflation Indexed Bond Portfolio
     Six Months Ended September 30, 2001             $ 9.98       $0.27/Q/                    $ 0.11                 $0.38
     Years Ended March 31, 2001/I/                    10.00        0.08/Q/                     (0.02)                 0.06

Western Asset High Yield Portfolio
     Period Ended September 30, 2001/J/              $10.00       $  --                       $   --                 $  --

Western Asset Non-U.S Fixed Income Portfolio
     Six Months Ended September 30, 2001             $ 9.25       $0.05/R/                    $ 0.55                 $0.60
     Years Ended March 31,
     2001                                              9.59        0.59/R/                     (0.05)                 0.54
     2000                                             10.21        0.49/R/                     (0.47)                 0.02
     1999/K/                                          10.00        0.30/R/                      0.31                  0.61
-------------------------------------------------------------------------------------------------------------------------------

/A/ All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
/B/ The Fund's year end changed from June 30 to March 31.
/C/ Not annualized.
/D/ Annualized.
/E/ Liquidation of Financial Intermediary Class of shares.
/F/ For the period January 7, 1999 (commencement of operations) to March 31,
    1999.
/G/ For the period July 22, 1999 (commencement of operations) to March 31, 2000. /H/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /I/ For the period March 1, 2001 (commencement of operations) to March 31, 2001. /J/ September 28, 2001 (commencement of operations).
/K/ For the period July 15, 1998 (commencement of operations) to March 31, 1999. /L/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.47% for the six months ended September 30, 2001, 0.47%, 0.48% and 0.48% for the years ended March 31, 2001, 2000 and 1999, 0.52% for the nine months ended March 31, 1998, and 0.55% for the year ended June 30, 1997.
/M/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.74% for the period ending November 30, 1999 (liquidation of Financial Intermediary Class) and 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.

------------------------------------------------------------------------------------------------------------------------

                DISTRIBUTIONS                                            RATIOS/SUPPLEMENTAL DATA
--------------------------------------------            ----------------------------------------------------------------
                                                                                     NET
                   FROM                         NET                              INVESTMENT                     NET
     FROM          NET                         ASSET                 EXPENSES      INCOME                      ASSETS
     NET         REALIZED                      VALUE,                   TO           TO       PORTFOLIO        END OF
  INVESTMENT      GAIN ON          TOTAL       END OF    TOTAL       AVERAGE      AVERAGE     TURNOVER         PERIOD
    INCOME      INVESTMENTS    DISTRIBUTIONS   PERIOD    RETURN     NET ASSETS   NET ASSETS     RATE       (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
   $(0.27)         $   --          $(0.27)    $10.09    3.92%/Q,C/   0.25%/Q,D/    2.8%/Q,D/    188.0%/D/    $ 12,107

    (0.08)             --           (0.08)      9.98    0.55%/Q,C/   0.25%/Q,D/    8.9%/Q,D/        0%/D/      11,978


   $   --          $   --          $   --     $10.00      N/A            N/A          N/A          N/A       $143,039


   $(0.37)         $   --          $(0.37)    $ 9.48    6.81%/R,C/   0.55%/R,D/    4.8%/R,D/    388.7%/D/    $ 68,949

    (0.88)             --           (0.88)      9.25    6.31%/R/     0.55%/R/      5.6%/R/      263.4%         93,385
    (0.50)          (0.14)          (0.64)      9.59    0.57%/R/     0.55%/R/      4.9%/R/      347.1%         62,526
    (0.20)          (0.20)          (0.40)     10.21    5.81%/R,C/   0.55%/R,D/    4.1%/R,D/    388.0%/D/      65,358
------------------------------------------------------------------------------------------------------------------------

/N/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52% for the six months ended September 30, 2001, 0.53%; 0.51%; 0.50% and 0.50% for the years ended March 31, 2001,
    2000, 1999 and the nine months ended March 31, 1998, and 0.50% for the year ended June 30, 1997.
/O/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.77% for the six months ended September 30, 2001, 0.78% for the year ended March 31, 2001, 0.76% for the period July 2 (commencement of operations) to March 31, 2000.
/P/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until June 30, 2000 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.57% for the six months ended September 30, 2001, 0.57%; 0.65% for the years ended March 31, 2001, 2000 and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.
/Q/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.25%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.70% for the six months ended September 30, 2001 and 2.03% for the period March 1, 2001 (commencement of operations) to March 31, 2001.
/R/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.87% for the six months ended September 30, 2001, 0.85% and 0.83% for the years ended March 31, 2001 and 2000; and 0.85%
    for the period July 15, 1998 (commencement of operations) to March 31, 1999.

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands) (Unaudited)

1.  Significant Accounting Policies:
Western Asset Funds, Inc. (formerly LM Institutional Fund Advisors I, Inc.) ("Corporation"), consisting of the Western Asset Intermediate Portfolio ("Intermediate"), Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Inflation Indexed Bond Portfolio ("Inflation Indexed"), Western Asset High Yield Portfolio ("High Yield") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Effective May 31, 2001, the Corporation changed its name to Western Asset Funds, Inc. from LMInstitutional Fund Advisors I, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate and Core commenced operations on January 7, 1999 and July 22, 1999, respectively.

Security Valuation
Securities owned by the Funds for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Foreign Currency Transactions
Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Options, Futures and Swap Agreements
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Distributions to Shareholders
Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. As of September 30, 2001, dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations. At September 30, 2001, accrued dividends payable were as follows:Intermediate $303, Core, $194, Core Plus $585, Inflation Indexed, $0, High Yield, $0 and Non-US$0.

Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the

(Amounts in Thousands)

Funds did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase/(decrease) of $562, $(1,023) and $191 in cost of securities and a corresponding increase/(decrease) of $562, $(1,023) and $191 in net unrealized appreciation for Intermediate, Core and Core Plus, respectively, based on securities held by the Funds on April 1, 2001. There was no impact on the cost of securities or on net unrealized appreciation for Inflation Indexed, High Yield and Non-U.S., respectively, based on securities held by the Funds on April 1, 2001.

The effect of this change for the six months ended September 30, 2001, was to increase/(decrease) net investment income by $179, $957, $287, and $2; decrease net unrealized appreciation/(depreciation) by $120, $940, $235, and $0; and decrease net realized gains/(losses) by $59, $17, $52, and $2 for Intermediate, Core, Core Plus and Non-U.S., respectively. There was no impact on net investment income, net unrealized appreciation/(depreciation) and net realized gains/(losses) to Inflation Indexed and HighYield, respectively. The statement of changes in net assets and the financial highlights have not been restated to reflect this change in presentation.

Security Transactions
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:


                                  RECEIVABLE FOR       PAYABLE FOR
                                  SECURITIES SOLD  SECURITIES PURCHASED
                                  ---------------  --------------------
             Intermediate              $32,753             24,849
             Core                       69,237            304,102
             Core Plus                  21,707            227,849
             Inflation Indexed              --              1,197
             High Yield                     --            136,418
             Non-U.S.                   23,757             23,422

Use of Estimates
The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes
No provision for federal income or excise taxes is required since the Funds intend to qualify, or to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

2.  Financial Instruments:

Repurchase Agreements
As part of their investment programs, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Exchange Contracts
Core Plus, High Yield and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency

(Amounts in Thousands)

increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Outstanding contracts at September 30, 2001, were as follows:

Core Plus

                              CONTRACT TO
          SETTLEMENT    ------------------------           APPRECIATION/
             DATE         RECEIVE       DELIVER           (DEPRECIATION)
          ----------    -----------   ----------           -------------
           10/01/01     USD      27   EUR     30              $  0.3
           10/24/01     AUD   2,923   USD  1,512                 (68)
           10/24/01     USD   1,482   AUD  2,923                  38
           10/24/01     CAD   3,935   USD  2,565                 (75)
           10/24/01     USD   5,756   CAD  8,857                 151
           10/24/01     EUR  11,563   USD 10,066                 530
           10/24/01     NSD  37,512   EUR 41,953                 636)
           10/24/01     NZD   6,217   NSD  2,630                (106)
           10/24/01     USD   2,530   NZD  6,217                   6
           10/24/01     USD   1,635   SEK 17,727                 (24)
                                                              ------
                                                              $ (184)
                                                              ======
  Non-U.S.

                              CONTRACT TO
          SETTLEMENT    ------------------------           APPRECIATION/
             DATE         RECEIVE       DELIVER           (DEPRECIATION)
          ----------    -----------   ----------           -------------
            10/1/01     USD     148   CAD    232              $    1
            10/1/01     USD     369   EUR    401                   4
           10/24/01     AUD   3,890   USD  2,009                 (88)
           10/24/01     USD   1,975   AUD  3,890                  53
           10/24/01     CAD   7,169   USD  4,670                (133)
           10/24/01     USD  10,049   CAD 15,490                 246
           10/24/01     USD   1,640   DKK 14,207                 (96)
           10/24/01     EUR  15,959   USD 13,744                 767
           10/24/01     USD  46,811   EUR 52,344                (785)
           10/24/01     USD   4,290   GBP  3,044                (180)
           10/24/01     NZD   2,185   USD    924                 (37)
           10/24/01     USD     889   NZD  2,185                   2
           10/24/01     USD   5,079   SEK 55,074                 (75)
                                                              ------
                                                              $ (321)
                                                              ======

Option Transactions
A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:


                                                      CALLS                  PUTS
                                              ---------------------  ---------------------
Intermediate                                  CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                              ----------  ---------  ----------  ---------
 Options outstanding at March 31, 2001              298    $    69         848    $   176
 Options written                                 54,137        594      39,889        382
 Options closed                                 (38,881)      (321)       (785)      (398)
 Options expired                                     --         --     (39,270)       (45)
 Options exercised                                   --         --          --         --
                                                -------    -------     -------    -------
 Options outstanding at September 30, 2001       15,554    $   342         682    $   115
                                                =======    =======     =======    =======

(Amounts in Thousands)

                                                     CALLS                   PUTS
                                              --------------------   --------------------
 Core                                         CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                              ---------   --------   ---------   --------
 Options outstanding at March 31, 2001            1,630    $   980       3,210    $   795
 Options written                                 18,778      4,741      16,784      3,450
 Options closed                                 (10,327)    (3,473)     (2,560)    (1,980)
 Options expired                                 (3,159)    (1,000)     (9,158)      (865)
 Options exercised                                   --         --          --         --
                                                -------    -------     -------    -------
 Options outstanding at September 30, 2001        6,922    $ 1,248       8,276    $ 1,400
                                                =======    =======     =======    =======

                                                     CALLS                   PUTS
                                              --------------------   --------------------
 Core Plus                                    CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                              ---------   --------   ---------   --------
 Options outstanding at March 31, 2001              915    $   544         526    $   344
 Options written                                 44,859      3,450       2,832      2,187
 Options closed                                  (3,988)    (2,176)     (1,633)    (1,381)
 Options expired                                 (1,348)      (458)       (451)      (189)
 Options exercised                                 (402)      (105)       (141)        (8)
                                                -------    -------     -------    -------
 Options outstanding at September 30, 2001       40,036    $ 1,255       1,133    $   953
                                                =======    =======     =======    =======

                                                     CALLS                   PUTS
                                              --------------------   --------------------
 Non-U.S.                                     CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                              ---------   --------   ---------   --------
 Options outstanding at March 31, 2001               --    $    --          --   $     --
 Options written                                     --         --          42         89
 Options closed                                      --         --          --         --
 Options expired                                     --         --          --         --
 Options exercised                                   --         --          --         --
                                                -------    -------     -------   --------
 Options outstanding at September 30, 2001           --    $    --          42   $     89
                                                =======    =======     =======   ========

Swap Agreements
The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The following is a summary of open interest rate swap contracts outstanding at September 30, 2001.


Intermediate:                                                                                   UNREALIZED
NOTIONAL AMOUNT                               DESCRIPTION                              APPRECIATION/(DEPRECIATION)
----------------                             -------------                             ---------------------------
    $16,900        Agreement with Goldman Sachs & Co. terminating July 5, 2006                    $856
                   to pay a fixed rate of 5.764% semi-annually and to receive 3 month
                   LIBOR (London Interbank Offer Rate) quarterly

     12,000        Agreement with Lehman Brothers terminating April 1, 2002                          0
                   to pay a fixed rate of 0% semi-annually and to receive 1 month
                   LIBOR minus 50 basis points (London Interbank Offer Rate) quarterly


Core:                                                                                         UNREALIZED
NOTIONAL AMOUNT                               DESCRIPTION                              APPRECIATION/(DEPRECIATION)
----------------                             -------------                             ---------------------------
    $18,200        Agreement with Goldman Sachs & Co. terminating July 5, 2006                    $921
                   to pay a fixed rate of 5.764% semi-annually and to receive 3 month
                   LIBOR (London Interbank Offer Rate) quarterly

     21,000        Agreement with Lehman Brothers terminating April 1, 2002                          0
                   to pay a fixed rate of 0% semi-annually and to receive 1 month
                   LIBOR minus 50 basis points (London Interbank Offer Rate) quarterly

(Amounts in Thousands)

Core Plus:                                                                                      UNREALIZED
NOTIONAL AMOUNT                            DESCRIPTION                                  APPRECIATION/(DEPRECIATION)
---------------                            -----------                                  ---------------------------
  $  5,800         Agreement with Goldman Sachs & Co. terminating July 5, 2006                     $691
                   to pay a fixed rate of 5.764% semi-annually and to receive 3 month
                   LIBOR (London Interbank Offer Rate) quarterly

    71,000         Agreement with Goldman Sachs & Co. terminating September 19, 2011                294
                   to pay a fixed rate of 5.409% semi-annually and to receive 3 month
                   LIBOR (London Interbank Offer Rate) quarterly

    17,000         Agreement with Lehman Brothers terminating April 1, 2002                           0
                   to pay a fixed rate of 0% semi-annually and to receive 1 month
                   LIBOR minus 50 basis points (London Interbank Offer Rate) quarterly

Futures

Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at September 30, 2001, are described at the end of the "Statement of Net Assets" of each Fund.

3.  Portfolio Transactions:

For the six months ended September 30, 2001, investment transactions (excluding short-term investments) were as follows:

                                 PURCHASES                SALES
                          ----------------------  ----------------------
                          U.S. GOV'T    OTHER     U.S. GOV'T    OTHER
                          SECURITIES  SECURITIES  SECURITIES  SECURITIES
                          ----------  ----------  ----------  ----------
     Intermediate         $  472,039    $131,430  $  511,252    $ 75,397
     Core                  3,125,559     191,126   3,164,458     145,253
     Core Plus             1,858,113     306,400   1,664,455     235,312
     Inflation Indexed        11,328          --      11,114           0
     High Yield                   --     134,167          --          --
     Non-U.S.                     --     123,823          --     145,312

At September 30, 2001, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                                                                     NET
                                                                APPRECIATION
                          COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
                       ----------  ------------  -------------  --------------
     Intermediate      $  502,622     $18,753     $(2,071)           $16,682
     Core               1,080,632      28,649      (3,879)            24,770
     Core Plus            925,780      18,842      (3,900)            14,942
     Inflation Indexed     13,065          79         (20)                59
     High Yield           135,522          --          --                 --
     Non-U.S.              66,030       2,033        (628)             1,405

Unused capital loss carryforwards for federal income tax purposes at September 30, 2001, were as follows: Intermediate $1,385 which expires in 2008; Core, $6,123 which expires in 2008; and Non-US, $3,171 which expires in 2008.

(Amounts in Thousands)


4.  Fund Share Transactions:

At September 30, 2001, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all Institutional Class share amounts for Core and Intermediate reflect the 10 for 1 stock split effective May 29, 1998):

                                                    REINVESTMENT
                                      SOLD        OF DISTRIBUTIONS        REPURCHASED            NET CHANGE
                                ----------------  ----------------  ----------------------   -----------------
                                SHARES   AMOUNT   SHARES   AMOUNT     SHARES       AMOUNT    SHARES    AMOUNT
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Intermediate
Institutional Class
Six months ended
 September 30, 2001              8,026  $ 85,398    1,180  $12,609      (3,232)  $ (34,655)   5,974   $ 63,352
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Year ended March 31,
2001                            17,758   180,938    2,332   23,947     (14,394)   (147,579)   5,696     57,306
                                ------  --------  -------  -------  ----------   ---------   ------   --------

Core
Institutional Class
Six months ended
 September 30, 2001             10,280  $114,766    2,119  $23,709     (10,378)  $(116,246)   2,021   $ 22,229
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Year ended March 31,
2001                            29,213   313,221    4,471   47,542     (21,654)   (229,495)  12,030    131,268
                                ------  --------  -------  -------  ----------   ---------   ------   --------

Financial Intermediary Class
Six months ended
 September 30, 2001                  7  $     73        4  $    49         (22)  $    (238)     (11)  $   (116)
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Year ended March 31,
2001                                19       204       11      110          --          --       30        314
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Core Plus
Six months ended
 September 30, 2001             30,236  $302,812    1,989  $19,804      (3,500)  $ (35,053)  28,725   $287,563
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Year ended March 31,
2001                            24,136   233,261    2,059   19,996      (4,742)    (45,428)  21,453    207,829
                                ------  --------  -------  -------  ----------   ---------   ------   --------

Inflation Indexed
Six months ended
 September 30, 2001                 --  $     --       --  $    --          --   $      --       --   $     --
                                ------  --------  -------  -------  ----------   ---------  -------   --------
March 1, 2001* to March 31,
2001                             1,200    12,000       --       --          --          --    1,200     12,000
                                ------  --------  -------  -------  ----------   ---------   ------   --------

High Yield
 September 30, 2001*            14,395  $143,933       --  $    --          --   $      --  $14,395   $143,933
                                ------  --------  -------  -------  ----------   ---------  -------   --------

Non-U.S.
Six months ended
 September 30, 2001              1,079  $  9,910      348  $ 3,087      (4,250)  $ (37,745)  (2,823)  $(24,748)
                                ------  --------  -------  -------  ----------   ---------   ------   --------
Year ended March 31,
2001                             3,038    27,820      675    6,013        (140)     (1,273)   3,573     32,560
                                ------  --------  -------  -------  ----------   ---------   ------   --------
--------------------------------------------------------------------------------------------------------------

*  September 28, 2001 (commencement of operations).

(Amounts in Thousands)

5.  Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

At September 30, 2001, the market value of securities on loan to broker-dealers was $64,200 and $92,382 for Intermediate and Core, respectively. Cash collateral received was $66,532 and $96,426 for Core and Intermediate, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

6.  Transactions with Affiliates:

Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Intermediate, Core, Core Plus, Inflation Indexed and High Yield. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.40% for Intermediate, ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus, 0.20% for Inflation Indexed, 0.55% for High Yield and 0.45% for Non-U.S. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.35% of average daily net assets for Intermediate, 0.40% of average daily net assets for Core and Core Plus, and 0.15% of average daily net assets for Inflation Indexed. LMIA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At September 30, 2001, $166, $298, $194, $0, $0, and $8 was due to LMIA for Intermediate, Core, Core Plus, Inflation Indexed, High Yield and Non-U.S., respectively. LMIA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.45% for Intermediate, 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.55% for High Yield and 0.55% for Non-U.S.; and for Financial Intermediary
Class: 0.70% for Intermediate and 0.75% for Core.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as distributor of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 2001, $0 was due to LMWW from Core.

Western Asset and WAMLare wholly owned subsidiaries of Legg Mason, Inc.

Western Asset Funds, Inc.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY



   This report is not to be distributed unless preceded or accompanied by a prospectus.

                   Legg Mason Wood Walker, Inc., Distributor

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